As filed with the Securities and Exchange Commission on July 30, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                                Peter E. Sundman
                Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (section) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Century Fund
------------------------------------
(UNAUDITED)


NUMBER OF SHARES                               MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (97.4%)                                                  MEDIA (1.9%)
                                                                             13,470  News Corp. Class A                    242
AEROSPACE & DEFENSE (9.4%)
       4,450  Lockheed Martin                       487                OIL, GAS & CONSUMABLE FUELS (8.4%)
       1,685  Precision Castparts                   203                       4,210  Canadian Natural Resources            412
       3,740  Raytheon Co.                          239                       3,925  Occidental Petroleum                  361
       3,335  United Technologies                   237                       3,825  Petroleo Brasileiro ADR               270
                                               ---------                                                              ---------
                                                  1,166                                                                  1,043

BEVERAGES (5.1%)                                                       PHARMACEUTICALS (4.4%)
       6,260  Coca-Cola                             358                       5,415  Abbott  Laboratories                  305
       3,980  PepsiCo, Inc.                         272                       3,539  Johnson & Johnson                     236
                                               ---------                                                              ---------
                                                    630                                                                    541

BIOTECHNOLOGY (2.1%)                                                   SEMICONDUCTORS (6.0%)
       4,630  Gilead Sciences                       256(*)                   25,240  Applied Materials                     500
                                                                              7,670  Texas Instruments                     249
CAPITAL MARKETS (1.6%)                                                                                                ---------
       2,595  Northern Trust                        197                                                                    749

CHEMICALS (1.9%)                                                       SOFTWARE (9.0%)
       1,820  Monsanto Co.                          232                       5,155  Adobe Systems                         227(*)
                                                                              3,395  Electronic Arts                       171(*)
COMMUNICATIONS EQUIPMENT (7.3%)                                              12,545  Microsoft Corp.                       355
      12,765  Nokia Corp. ADR                       363                      15,900  Oracle Corp.                          363(*)
      11,151  QUALCOMM Inc.                         541                                                               ---------
                                               ---------                                                                 1,116
                                                    904
                                                                       TEXTILES, APPAREL & LUXURY GOODS (1.7%)
COMPUTERS & PERIPHERALS (5.0%)                                                3,035  Nike, Inc.                            208
       3,287  Apple, Inc.                           620(*)
                                                                       WIRELESS TELECOMMUNICATION SERVICES (2.0%)
DIVERSIFIED FINANCIAL SERVICES (3.6%)                                         5,570  American Tower                        255(*)
      10,480  J.P. Morgan Chase                     451
                                                                       TOTAL COMMON STOCKS
ELECTRIC UTILITIES (4.1%)                                              (COST $11,013)                                   12,061
       7,469  FPL Group                             504
                                                                       SHORT-TERM INVESTMENTS (2.8%)
ELECTRICAL EQUIPMENT (4.1%)                                                 344,180  Neuberger Berman Prime Money
       6,400  ABB Ltd.                              208(*)                            Fund Trust Class
       5,130  Emerson Electric                      298                               (COST $344)                          344(@)
                                               ---------
                                                    506                TOTAL INVESTMENTS (100.2%)
                                                                       (COST $11,357)                                   12,405(##)
ELECTRONICS (1.2%)                                                     Liabilities, less cash, receivables and
       2,270  MEMC Electronic Materials             156(*)               other assets [(0.2%)]                             (21)

ENERGY EQUIPMENT & SERVICES (2.3%)                                     TOTAL NET ASSETS (100.0%)                      $ 12,384
       2,775  Schlumberger Ltd.                     281                                                               =========

FOOD & STAPLES RETAILING (5.8%)
       5,590  Costco Wholesale                      399
       7,370  CVS Corp.                             315
                                               ---------
                                                    714

HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
       4,765  Baxter International                  291
       2,945  Becton, Dickinson & Co.               249
                                               ---------
                                                    540

HOTELS, RESTAURANTS & LEISURE (1.9%)
       3,910  McDonald's Corp.                      232

HOUSEHOLD PRODUCTS (2.5%)
       4,100  Colgate-Palmolive                     305

MACHINERY (1.7%)
       2,725  Danaher Corp.                         213



See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS Climate Change Fund
-------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                                 MARKET VALUE(+)        NUMBER OF SHARES                             MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (95.5%)                                                             690  McDermott International               43(*)
AUSTRIA (1.0%)                                                                    776  MEMC Electronic Materials             53(*)
        1,225  Zumtobel AG                              38                        864  Monsanto Co.                         110
BERMUDA (3.3%)                                                                  1,685  Nalco Holding                         41
        1,724  Cooper Industries Class A                81                        865  Occidental Petroleum                  79
          683  Foster Wheeler Ltd.                      52(*)                   1,005  Ormat Technologies                    50
                                                       ---                        613  Questar Corp.                         39
                                                       133                      1,075  Quicksilver Resources                 39(*)
CANADA (2.0%)                                                                     755  Range Resources                       50
        1,790  OPTI Canada                              40(*)                   1,931  Rockwood Holdings                     71(*)
          685  Petrobank Energy and Resources           40(*)                   1,505  Roper Industries                      98
                                                       ---                      1,048  Sempra Energy                         61
                                                        80                      1,080  Southwestern Energy                   48(*)
CAYMAN ISLANDS (1.2%)                                                             630  Thermo Fisher Scientific              37(*)
        1,120  Suntech Power Holdings ADR               48(*)                   1,810  XTO Energy                           115
DENMARK (2.9%)                                                                                                            -----
          870  Vestas Wind Systems A/S                 120(*)                                                             2,629
                                                                        TOTAL COMMON STOCKS
FRANCE (6.9%)                                                           (COST $3,756)                                     3,892
        1,110  Electricite de France                   120
        1,500  Suez ADR                                112              SHORT-TERM INVESTMENTS (3.7%)
          700  Veolia Environnement ADR                 50                    152,401  Neuberger Berman Prime Money
                                                       ---                              Fund Trust Class (COST $152)        152(@)
                                                       282
JAPAN (2.0%)                                                            TOTAL INVESTMENTS (99.2%)
        9,236  TOSHIBA CORP.                            81              (COST $3,908)                                     4,044(##)

PORTUGAL (1.8%)                                                         Cash, receivables and other assets, less
        1,190  Energias de Portugal ADR                 75                liabilities (0.8%)                                 34

SPAIN (2.9%)                                                            TOTAL NET ASSETS (100.0%)                   $     4,078
        2,305  Gamesa Corp. Tecnologica SA             119                                                          ===========

SWITZERLAND (3.4%)
        4,288  ABB Ltd. ADR                            139(*)

UNITED KINGDOM (3.6%)
        1,900  Climate Exchange PLC                     76(*)
          965  National Grid ADR                        72
                                                       ---
                                                       148
UNITED STATES (64.5%)
        6,186  Applied Materials                       123
        1,615  BorgWarner, Inc.                         83
        2,588  Calpine Corp.                            59(*)
        2,920  Clean Energy Fuels                       44(*)
        3,310  Covanta Holding                          93(*)
          641  Deere & Co.                              52
          935  Denbury Resources                        32(*)
        1,285  Eaton Corp.                             124
          645  Entergy Corp.                            78
          590  EOG Resources                            76
        1,175  Exelon Corp.                            103
          623  First Solar                             167(*)
        1,795  FPL Group                               121
          630  IHS, Inc. Class A                        38(*)
          460  IntercontinentalExchange Inc.            64(*)
        1,370  ITC Holdings                             75
        1,018  Itron, Inc.                              99(*)
          818  Jacobs Engineering Group                 78(*)
        1,820  Johnson Controls                         62
        2,035  Kaydon Corp.                            124


See Notes to Schedule of Investments


                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Convergence Fund
----------------------------------------
(UNAUDITED)



NUMBER OF SHARES                           MARKET VALUE(+)               NUMBER OF SHARES                           MARKET VALUE(+)
                                          ($000'S OMITTED)                                                         ($000'S OMITTED)
COMMON STOCKS (99.7%)                                                    TOTAL INVESTMENTS (100.2%)
                                                                         (COST $5,212)                                    5,583(##)
COMMUNICATIONS EQUIPMENT (21.0%)                                         Liabilities, less cash, receivables and
      15,000  Arris Group                          140(*)                  other assets [(0.2%)]                             (9)
      10,250  Cisco Systems                        274(*)
       7,470  Nokia Corp. ADR                      212                   TOTAL NET ASSETS (100.0%)                     $  5,574
       5,230  QUALCOMM Inc.                        254                                                                 =========
       2,080  Research In Motion                   289(*)
                                             ----------
                                                 1,169

COMPUTERS & PERIPHERALS (10.6%)
       1,575  Apple, Inc.                          297(*)
      12,725  Dell Inc.                            294(*)
                                             ----------
                                                   591

DIVERSIFIED TELECOMMUNICATION (3.9%)
       5,398  AT&T Inc.                            215

INTERNET SOFTWARE & SERVICES (4.8%)
         460  Google Inc. Class A                  269(*)

MEDIA (7.5%)
       7,400  Comcast Corp. Class A Special        165
      14,075  News Corp.  Class A                  253
                                             ----------
                                                   418

MUTUAL FUNDS (2.4%)
       2,254  iShares Russell 1000 Growth
               Index Fund                          134

SEMICONDUCTORS (4.8%)
      13,585  Applied Materials                    269

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (3.9%)
      31,610  Advanced Micro Devices               218(*)

SOFTWARE (9.1%)
       5,627  Adobe Systems                        248(*)
       9,039  Microsoft Corp.                      256
                                             ----------
                                                   504

WIRELESS TELECOMMUNICATION SERVICES (31.7%)
       6,130  American Tower                       280(*)
       1,707  China Mobile ADR                     126
       4,976  China Unicom  ADR                    114
       5,975  Crown Castle International           254(*)
       1,882  Leap Wireless International          108(*)
       5,195  Metropcs Communications              110(*)
       2,350  Millicom International
               Cellular                            272
       6,260  NII Holdings                         314(*)
      20,175  Sprint Nextel                        189
                                             ----------
                                                 1,767

TOTAL COMMON STOCKS
(COST $5,183)                                    5,554

SHORT-TERM INVESTMENTS (0.5%)
      28,513  Neuberger Berman Prime Money
               Fund Trust Class
               (COST $29)                           29(@)


See Notes to Schedule of Investments

                                                                                                                      MAY 31, 2008

SCHEDULE OF INVESTMENTS Dividend Fund
-------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                 MARKET VALUE(+)       NUMBER OF SHARES                            MARKET VALUE(+)
                                                ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (80.6%)                                                     MEDIA (3.5%)
                                                                                 4,940  CBS Corp. Class B                    107
AEROSPACE & DEFENSE (3.1%)                                                       4,235  Regal Entertainment Group             74
       2,100  Northrop Grumman                         159                                                                --------
                                                                                                                             181
AIR FREIGHT & LOGISTICS (1.5%)
       1,060  United Parcel Service                     75                METALS & MINING (4.3%)
                                                                                   210  Rio Tinto                            101
BEVERAGES (1.4%)                                                                 2,400  Teck Cominco Class B                 119
         910  Diageo PLC ADR                            72                                                                --------
                                                                                                                             220
CAPITAL MARKETS (1.5%)
       1,783  Bank of New York Mellon                   79
                                                                          MULTI-UTILITIES (4.9%)
COMMERCIAL BANKS (1.9%)                                                          1,815  Public Service Enterprise Group       80
         850  PNC Financial Services Group              55                       1,265  Sempra Energy                         73
       1,625  Wells Fargo                               45                       4,800  TECO Energy                           98
                                                     -------                                                              --------
                                                       100                                                                   251
COMMUNICATIONS EQUIPMENT (1.1%)
       2,045  Nokia Corp. ADR                           58                OIL, GAS & CONSUMABLE FUELS (15.8%)
                                                                                 3,370  Canadian Oil Sands Trust             170
DIVERSIFIED FINANCIAL SERVICES (3.0%)                                            1,720  Exxon Mobil                          153
       1,180  Bank of America                           40                       1,900  Occidental Petroleum                 174
       1,835  Citigroup Inc.                            40                      10,400  Progress Energy Trust                151
       1,765  J.P. Morgan Chase                         76                       6,112  Spectra Energy                       165
                                                     -------                                                              --------
                                                       156                                                                   813
DIVERSIFIED TELECOMMUNICATION (2.6%)
       3,340  AT&T Inc.                                133                PAPER & FOREST PRODUCTS (1.3%)
                                                                                 1,060  Weyerhaeuser Co.                      66
ELECTRIC UTILITIES (8.5%)
       1,080  Exelon Corp.                              95                PHARMACEUTICALS (4.8%)
       1,255  FirstEnergy Corp.                         99                       2,120  Abbott  Laboratories                 119
       1,300  FPL Group                                 88                       1,900  Johnson & Johnson                    127
       1,410  ITC Holdings                              77                                                                --------
       1,580  PPL Corp.                                 81                                                                   246
                                                     -------              THRIFTS & MORTGAGE FINANCE (1.7%)
                                                       440                       4,380  New York Community Bancorp            90

ENERGY EQUIPMENT & SERVICES (1.8%)
       3,460  Precision Drilling Trust                  92                TOTAL COMMON STOCKS
                                                                          (COST $3,683)                                    4,151
FOOD & STAPLES RETAILING (1.9%)
       1,700  Wal-Mart Stores                           98                CONVERTIBLE PREFERRED STOCKS (2.3%)

GAS UTILITIES (1.5%)                                                      CONVERTIBLE PREFERRED (2.3%)
       2,310  New Jersey Resources                      77                         725  Freeport-McMoRan Copper &
                                                                                         Gold
HOUSEHOLD PRODUCTS (2.3%)                                                               (COST $74)                           120
       1,800  Procter & Gamble                         119
                                                                          SHORT-TERM INVESTMENTS (17.0%)
INDUSTRIAL CONGLOMERATES (1.3%)                                                 876,684 Neuberger Berman Prime Money
         880  3M Co.                                    68                               Fund Trust Class
                                                                                         (COST $877)                         877(@)
INSURANCE (6.1%)
       2,680  Arthur J. Gallagher                       68                TOTAL INVESTMENTS (99.9%)
       1,815  Endurance Specialty Holdings              61                (COST $4,634)                                    5,148(##)
         730  Hartford Financial Services
              Group                                     52                 Cash, receivables and other assets, less
       1,015  lincoln national                          56                   liabilities (0.1%)                                6
       2,120  Willis Group Holdings                     76
                                                     -------
                                                       313                 TOTAL NET ASSETS (100.0%)                    $  5,154
MACHINERY (4.8%)                                                                                                        =========
       1,800  Caterpillar Inc.                         149
         990  Eaton Corp.                               96
                                                    --------
                                                       245

See Notes to Schedule of Investments

                                                                    MAY 31, 2008



SCHEDULE OF INVESTMENTS Energy Fund
-----------------------------------
(UNAUDITED)



NUMBER OF SHARES                                        MARKET VALUE(+)
                                                       ($000'S OMITTED)
COMMON STOCKS (96.1%)

ELECTRIC UTILITIES (11.9%)
         975  Allegheny Energy                                  54
       1,010  Entergy Corp.                                    122
       1,805  Exelon Corp.                                     159
       1,080  FirstEnergy Corp.                                 85
       2,430  FPL Group                                        164
       1,140  ITC Holdings                                      62
         625  PPL Corp.                                         32
                                                        -----------
                                                               678

ENERGY EQUIPMENT & SERVICES (4.5%)
       2,575  Schlumberger Ltd.                                260

GAS UTILITIES (4.1%)
         975  Equitable Resources                               68
       2,610  Questar Corp.                                    168
                                                        -----------
                                                               236

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (3.1%)
       4,275  NRG Energy                                       178(*)

MULTI-UTILITIES (1.3%)
       1,305  Sempra Energy                                     75

OIL, GAS & CONSUMABLE FUELS (71.2%)
       1,665  Apache Corp.                                     223
       3,460  Canadian Natural Resources                       339
       5,665  Concho Resources                                 181(*)
       7,640  Denbury Resources                                260(*)
       2,330  Devon Energy                                     270
       2,065  EOG Resources                                    265
       2,925  Murphy Oil                                       271
       3,600  Newfield Exploration                             228(*)
       4,015  Occidental Petroleum                             369
       3,020  Petroleo Brasileiro ADR                          213
       1,200  Plains Exploration & Products                     86(*)
       4,605  Quicksilver Resources                            168(*)
       1,935  Range Resources                                  127
       2,700  Southwestern Energy                              120(*)
       5,820  Suncor Energy                                    398
      11,000  Western Gas Partners                             184(*)
       5,751  XTO Energy                                       366
                                                        -----------
                                                             4,068

TOTAL COMMON STOCKS
(COST $3,336)                                                5,495

SHORT-TERM INVESTMENTS (3.9%)
     223,283  Neuberger Berman Prime Money
                Fund Trust Class
                (COST $223)                                    223(@)

TOTAL INVESTMENTS (100.0%)
(COST $3,559)                                                5,718(##)
Liabilities, less cash, receivables and
  other assets (0.0%)                                           (2)

TOTAL NET ASSETS (100.0%)                               $    5,716
                                                        ===========


See Notes to Schedule of Investments


                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Equity Income Fund
------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                              MARKET VALUE(+)         NUMBER OF SHARES                               MARKET VALUE(+)
                                             ($000'S OMITTED)                                                       ($000'S OMITTED)
                                                                 PHARMACEUTICALS (1.7%)
COMMON STOCKS (69.3%)                                               1,500    Johnson & Johnson                             100

BEVERAGES (3.1%)                                                 REAL ESTATE INVESTMENT TRUSTS (18.0%)
   2,200    Anheuser-Busch                         127              7,800    Annaly Capital Management                     139
     700    Diageo PLC ADR                          55              1,300    Duke Realty                                    33
                                               ----------           3,500    Equity Residential                            148
                                                   182            120,000    GZI REIT                                       45
CONSUMER FINANCE (0.4%)                                             1,900    Mack-Cali Realty                               73
     500    American Express                        23              2,600    Potlatch Corp.                                126
                                                                      900    ProLogis                                       56
DIVERSIFIED FINANCIAL SERVICES (1.7%)                               2,600    Rayonier Inc.                                 123
   3,000    Bank of America                        102              1,900    Realty Income                                  47
                                                                    1,600    UDR, Inc.                                      40
ELECTRIC UTILITIES (5.1%)                                           2,500    Ventas, Inc.                                  119
   1,600    Duke Energy                             30              3,200    Weingarten Realty Investors                   110
   1,800    Exelon Corp.                           158(FF)                                                             ----------
   1,700    FPL Group                              115                                                                   1,059
                                               ----------
                                                   303           SEMICONDUCTORS & SEMICONDUCTOR
                                                                 EQUIPMENT (0.9%)
ENERGY EQUIPMENT & SERVICES (3.9%)                                  1,500    Microchip Technology                           55
   6,400    Cathedral Energy Services
             Income Trust                           94           WATER UTILITIES (0.9%)
   5,100    Precision Drilling Trust               136              1,400    California Water Service Group                 51
                                               ----------
                                                   230           TOTAL COMMON STOCKS                                     4,088
GAS UTILITIES (3.1%)                                             (COST $3,596)
   3,600    New Jersey Resources                   120
   1,300    ONEOK, Inc.                             65(FF)       CONVERTIBLE PREFERRED STOCKS (3.3%)
                                               ----------           1,000    Bunge Ltd.                                    143
                                                   185              1,000    New York Community Capital
                                                                              Trust V                                       52
INDUSTRIAL CONGLOMERATES (1.6%)                                                                                        ----------
   3,000    General Electric                        92           TOTAL CONVERTIBLE PREFERRED STOCKS                        195
                                                                 (COST $167)
INSURANCE (1.6%)
   3,600    Arthur J. Gallagher                     92           CONVERTIBLE BONDS (10.4%)
                                                                  100,000    Allied Waste Industries, Inc.,
MEDIA (2.2%)                                                                  Senior Subordinated Debentures,
   3,900    Aeroplan Income Fund                    69                        4.25%, due 4/15/34                            96
   3,700    World Wrestling Federation              61(FF)         50,000    American Tower Corp., Senior
                                               ----------                     Unsecured Notes, 5.00%, due
                                                   130                        2/15/10                                       50
                                                                   50,000    Coeur d'Alene Mines Corp.,
METALS & MINING (3.1%)                                                        Senior Unsecured Notes, 1.25%,
   2,300    Fording Canadian Coal Trust            184(FF)                    due 1/15/24                                   42
                                                                  100,000    NII Holdings, Inc., Senior
MULTI-UTILITIES (7.7%)                                                        Unsecured Notes, 3.13%, due
   1,200    Dominion Resources                      55                        6/15/12                                       87
     800    National Grid ADR                       59            120,000    Prudential Financial, Inc., Senior
   3,300    NSTAR                                  111                        Unsecured Notes, 0.50%, due
   1,000    Sempra Energy                           58(FF)                    12/12/36                                     117
   8,200    United Utilities                       122            120,000    Trinidad Drilling Ltd., Unsecured
   2,400    Xcel Energy                             51                        Subordinated Notes, 7.75%, due
                                               ----------                     7/31/12                                      124
                                                   456            100,000    Vishay Intertechnology, Inc.,
                                                                              Subordinated Notes, 3.63%, due
OIL, GAS & CONSUMABLE FUELS (14.3%)                                           8/1/23                                       100
   3,700    Canadian Oil Sands Trust               186                                                                 ----------
   2,439    Enbridge Energy Management             130(*)        TOTAL CONVERTIBLE BONDS
   2,300    Enerplus Resources Fund                108           (COST $632)                                               616
   1,600    ENI ADR                                131
   4,400    Hugoton Royalty Trust                  147
   8,300    Progress Energy Trust                  120
     800    Spectra Energy                          22
                                               ----------
                                                   844

See Notes to Schedule of Investments

                                                                   MAY 31, 2008



SCHEDULE OF INVESTMENTS Equity Income Fund cont'd
-------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)

SHORT-TERM INVESTMENTS (15.5%)
 912,449    Neuberger Berman Prime Money
             Fund Trust Class
             (COST $912)                           912(@)

TOTAL INVESTMENTS (98.5%)                        5,811(##)
(COST $5,307)

Cash, receivables and other assets, less
 liabilities (1.5%)                                 91

TOTAL NET ASSETS (100.0%)                      $ 5,902
                                              =========


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                 MARKET VALUE(+)      NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (95.2%)                                                 INDUSTRIAL CONGLOMERATES (0.6%)
                                                                            50,000  Raven Industries                   1,888(E)
AEROSPACE & DEFENSE (1.9%)
     234,300  ARGON ST                             5,656(*)           INSURANCE (1.8%)
                                                                           172,300  Brown & Brown                      3,355
AIR FREIGHT & LOGISTICS (1.6%)                                              67,700  Hilb Rogal and Hobbs               2,096
     137,500  Hub Group Class A                    4,961(*)                                                           ------
                                                                                                                       5,451
AUTO COMPONENTS (1.1%)
     155,000  Drew Industries                      3,407(*)(E)        LIFE SCIENCE TOOLS & SERVICES (2.9%)
                                                                            48,200  ICON PLC                           3,398(*)
AUTOMOBILES (0.5%)                                                          66,900  Techne Corp.                       5,252(*)
      50,900  Thor Industries                      1,372(E)                                                           ------
                                                                                                                       8,650
COMMERCIAL BANKS (1.9%)
      29,500  BOK Financial                        1,718              MACHINERY (15.1%)
     212,700  Texas Capital Bancshares             3,854(*)(E)              39,500  Astec Industries                   1,537(E)
                                                  ------                   207,900  CLARCOR Inc.                       9,027(E)
                                                   5,572                   191,500  IDEX Corp.                         7,438
                                                                           135,200  Middleby Corp.                     7,719(*)(E)
COMMERCIAL SERVICES & SUPPLIES (16.3%)                                      67,315  Nordson Corp.                      4,837(E)
     117,300  Advisory Board                       5,416(*)                130,453  RBC Bearings                       4,915(*)
      41,010  Courier Corp.                          963                    90,800  Toro Co.                           3,548
      46,100  Exponent, Inc.                       1,504(*)                 34,500  Valmont Industries                 3,962(E)
     411,400  Healthcare Services Group            7,257(E)                 56,600  Wabtec Corp.                       2,636
     131,200  Knoll, Inc.                          1,946                                                              ------
     259,600  Korn/Ferry International             4,361(*)(E)                                                        45,619
      60,910  Layne Christensen                    3,114(*)
     234,660  Ritchie Bros. Auctioneers            6,470(E)           MACHINERY & EQUIPMENT (0.7%)
     514,702  Rollins, Inc.                        8,189                    51,100  Robbins & Myers                    2,069(E)
     200,700  Waste Connections                    6,589(*)(E)
      56,700  Watson Wyatt Worldwide Class A       3,321(E)           METALS & MINING (2.6%)
                                                  ------                   258,000  AMCOL International                7,962(E)
                                                  49,130
                                                                      OFFICE ELECTRONICS (1.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)                                   88,500  Zebra Technologies                 3,328(*)(E)
     137,400  Trimble Navigation                   5,474(*)
                                                                      OIL, GAS & CONSUMABLE FUELS (12.5%)
ENERGY EQUIPMENT & SERVICES (4.8%)                                          93,900  Arena Resources                    4,701(*)(E)
     138,500  CARBO Ceramics                       6,605                   204,700  Berry Petroleum Class A           11,054
     263,300  ION Geophysical                      4,315(*)                155,400  BPZ Resources                      3,534(*)(E)
      77,700  NATCO Group                          3,673(*)(E)              61,300  Carrizo Oil & Gas                  4,105(*)(E)
                                                  ------                    64,400  Concho Resources                   2,054(*)
                                                  14,593                    72,600  Foundation Coal Holdings           4,845
                                                                           175,200  Parallel Petroleum                 3,681(*)(E)
FOOD & STAPLES RETAILING (1.0%)                                            166,600  Rex Energy                         3,725(*)
      80,700  Ruddick Corp.                        2,867                                                              ------
                                                                                                                      37,699
FOOD PRODUCTS (1.5%)
     159,600  J & J  Snack Foods                   4,636(E)           PERSONAL PRODUCTS (2.4%)
                                                                           113,600  Alberto-Culver Co.                 3,002
HEALTH CARE EQUIPMENT & SUPPLIES (5.9%)                                     66,500  Chattem, Inc.                      4,137(*)(E)
      41,700  ArthroCare Corp.                     1,839(*)(E)                                                        ------
      65,300  Haemonetics Corp.                    3,680(*)(E)                                                         7,139
      90,000  Sirona Dental Systems                2,670(*)(E)
     170,900  STERIS Corp.                         5,170              PHARMACEUTICALS (2.6%)
     102,300  Surmodics, Inc.                      4,587(*)(E)             311,400  K-V Pharmaceutical                 7,788(*)(E)
                                                  ------
                                                  17,946              ROAD & RAIL (3.3%)
                                                                           193,393  Heartland Express                  2,978(E)
HEALTH CARE PROVIDERS & SERVICES (6.3%)                                    127,100  Landstar System                    7,082(E)
      81,300  Landauer, Inc.                       4,863                                                              ------
     151,061  MWI Veterinary Supply                5,789(*)                                                           10,060
      68,200  Owens & Minor                        3,238
     165,488  VCA Antech                           5,191(*)           SOFTWARE (4.0%)
                                                  ------                   202,500  Blackbaud, Inc.                    4,791(E)
                                                  19,081                    66,000  FactSet Research Systems           4,271(E)
                                                                            89,800  MICROS Systems                     2,961(*)(E)
HOTELS, RESTAURANTS & LEISURE (0.1%)                                                                                  ------
       8,540  International Speedway                 379                                                              12,023



See Notes to Schedule of Investments

                                                                    MAY 31, 2008


SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                 MARKET VALUE(+)
                                              ($000'S OMITTED)

THRIFTS & MORTGAGE FINANCE (0.9%)
     268,200  Brookline Bancorp                    2,695

TOTAL COMMON STOCKS
(COST $215,597)                                  287,445

SHORT-TERM INVESTMENTS (32.5%)
  15,239,733  Neuberger Berman Prime Money
              Fund Trust Class                    15,240(@)(OO)
  83,055,299  Neuberger Berman Securities
              Lending Quality Fund, LLC           83,055(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $98,061)                                    98,295

TOTAL INVESTMENTS (127.7%)
(COST $313,658)                                  385,740(##)

Liabilities, less cash, receivables and
  other assets [(27.7%)]                         (83,764)

TOTAL NET ASSETS (100.0%)                      $ 301,976
                                               =========


See Notes to Schedule of Investments


                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------
(UNAUDITED)



NUMBER OF SHARES                                MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                               ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (98.0%)                                                 LIFE SCIENCE TOOLS & SERVICES (3.1%)
                                                                           500,000  Thermo Fisher Scientific          29,510(*)(E)
BIOTECHNOLOGY (1.0%)
     140,000  Genentech, Inc.                    9,922(*)             MACHINERY (2.9%)
                                                                           175,000  Caterpillar Inc.                  14,462
BUILDING PRODUCTS (2.4%)                                                   305,000  Ingersoll-Rand                    13,432(E)
     500,000  Trane, Inc.                       23,210(E)                                                         -----------
                                                                                                                      27,894
CAPITAL MARKETS (2.4%)
     320,000  State Street                      23,046(E)             MEDIA (2.5%)
                                                                         1,300,000  News Corp. Class A                23,335(E)
COMMUNICATIONS EQUIPMENT (9.0%)
     800,000  Cisco Systems                     21,376(*)(E)          METALS & MINING (1.3%)
     650,000  Corning Inc.                      17,771(E)                  105,000  Freeport-McMoRan Copper &
   1,640,000  Nokia Corp. ADR                   46,576                               Gold                             12,150(E)
                                            -----------
                                                85,723                MULTILINE RETAIL (1.7%)
                                                                           360,000  Kohl's Corp.                      16,128(*)(E)
COMPUTERS & PERIPHERALS (4.1%)
     300,000  IBM                               38,829                OIL, GAS & CONSUMABLE FUELS (11.7%)
                                                                           385,000  Canadian Natural Resources        37,711(E)
CONSUMER FINANCE (3.0%)                                                    550,000  Occidental Petroleum              50,561
     505,000  American Express                  23,407(E)                  360,000  XTO Energy                        22,903
     100,000  Capital One Financial              4,812(E)                                                         -----------
                                            -----------                                                              111,175
                                                28,219
                                                                      PERSONAL PRODUCTS (1.7%)
DIVERSIFIED FINANCIAL SERVICES (4.3%)                                      490,000  NBTY, Inc.                        16,003(*)(E)
     740,000  Citigroup Inc.                    16,199(E)
     580,000  J.P. Morgan Chase                 24,940(E)             PHARMACEUTICALS (2.1%)
                                            -----------                    375,000  Novartis AG ADR                   19,631
                                                41,139
                                                                      SEMICONDUCTORS & SEMICONDUCTOR
ELECTRIC UTILITIES (2.5%)                                             EQUIPMENT (2.4%)
     275,000  Exelon Corp.                      24,200(E)                1,000,000  Intel Corp.                       23,180(E)

ELECTRICAL EQUIPMENT (4.6%)                                           SOFTWARE (7.2%)
     750,000  Rockwell Automation               43,913(E)                  930,000  Amdocs Ltd.                       30,048(*)
                                                                           300,000  Citrix Systems                    10,269(*)(E)
ENERGY EQUIPMENT & SERVICES (1.9%)                                         985,000  Microsoft Corp.                   27,895(E)
     445,900  Dresser-Rand Group                17,979(*)                                                         -----------
                                                                                                                      68,212
FINANCIAL SERVICES (1.1%)
     300,000  American International Group      10,800(E)             SPECIALTY RETAIL (4.9%)
                                                                           300,000  Tiffany & Co.                     14,709(E)
FOOD PRODUCTS (1.9%)                                                     1,000,000  TJX Cos.                          32,060(E)
     305,000  Ralcorp Holdings                  18,300(*)(E)                                                      -----------
                                                                                                                      46,769
HEALTH CARE EQUIPMENT & SERVICES (1.5%)
     200,000  Zimmer Holdings                   14,560(*)             TECHNOLOGY (3.1%)
                                                                           300,000  Eaton Corp.                       29,004(E)
HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
     735,000  Covidien Ltd.                     36,816                TOTAL COMMON STOCKS
                                                                      (COST $757,571)                                932,263
HEALTH CARE PROVIDERS & SERVICES (1.9%)
     570,000  Health Net                        17,670(*)(E)          SHORT-TERM INVESTMENTS (27.4%)
                                                                        17,520,806  Neuberger Berman Prime Money
HOUSEHOLD PRODUCTS (3.3%)                                                            Fund Trust Class                 17,521(@)(OO)
     210,000  Energizer Holdings                17,134(*)(E)           243,423,293  Neuberger Berman Securities
     220,000  Procter & Gamble                  14,531                               Lending Quality Fund, LLC       243,423(++)
                                            -----------
                                                31,665                TOTAL SHORT-TERM INVESTMENTS
                                                                      (COST $259,591)                                260,944
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS (0.9%)                                               TOTAL INVESTMENTS (125.4%)
     200,000  NRG Energy                         8,219(*)             (COST $1,017,162)                            1,193,207(##)
                                                                      Liabilities, less cash, receivables and
INSURANCE (2.7%)                                                        other assets [(25.4%)]                      (241,681)
     425,000  MetLife, Inc.                     25,513(E)
                                                                      TOTAL NET ASSETS (100.0%)                    $ 951,526
INTERNET SOFTWARE & SERVICES (1.0%)                                                                               ===========
      16,300  Google Inc. Class A                9,549(*)



See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------
(UNAUDITED)


NUMBER OF SHARES                             MARKET VALUE(+)         NUMBER OF SHARES                                MARKET VALUE(+)
                                            ($000'S OMITTED)                                                        ($000'S OMITTED)
COMMON STOCKS (95.0%)                                                ELECTRICAL EQUIPMENT (1.3%)
                                                                        4,057,700  Brady Corp.                       157,074(^)
AEROSPACE & DEFENSE (2.6%)
   1,890,262  Alliant Techsystems            205,207(*)(^)           ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
   2,025,500  Curtiss-Wright                 104,334                    3,636,350  Rofin-Sinar Technologies          128,690(*)(^)
     628,682  MTC Technologies                14,981(*)                 3,142,342  Trimble Navigation                125,191(*)
      39,800  Teledyne Technologies            2,216(*)                                                              -------
                                             -------                                                                 253,881
                                             326,738
                                                                     ENERGY EQUIPMENT & SERVICES (3.8%)
AIR FREIGHT & LOGISTICS (1.4%)                                          2,002,000  CARBO Ceramics                     95,475(^)
   2,261,700  Forward Air                     83,796(^)                 5,072,600  ION Geophysical                    83,140(*)(^)
   2,665,600  Hub Group Class A               96,175(*)(^)              2,019,528  NATCO Group                        95,463(*)(^)
                                             -------                    1,139,078  National Oilwell Varco             94,908(*)
                                             179,971                    1,250,900  Oceaneering International          89,264(*)
                                                                        1,361,265  Pason Systems                      23,428
AUTO COMPONENTS (0.9%)                                                                                               -------
   2,220,900  Drew Industries                 48,816(*)(^)                                                           481,678
   3,797,214  Gentex Corp.                    66,679
                                             -------                 FOOD & STAPLES RETAILING (0.8%)
                                             115,495                    2,944,102  Ruddick Corp.                     104,604(^)

AUTOMOBILES (0.4%)                                                   FOOD PRODUCTS (0.3%)
   1,645,897  Thor Industries                 44,373                    1,358,816  J & J  Snack Foods                 39,474(^)

BEVERAGES (0.2%)                                                     GAS UTILITIES (0.1%)
     619,500  Boston Beer Company             24,644(*)                   537,900  New Jersey Resources               17,917

BUILDING PRODUCTS (0.7%)                                             HEALTH CARE EQUIPMENT & SUPPLIES (9.1%)
   3,494,800  Simpson Manufacturing           92,193(^)                   589,200  Abaxis, Inc.                       17,317(*)
                                                                        8,725,265  American Medical Systems
CAPITAL MARKETS (0.7%)                                                             Holdings                         131,839(*)(^)
   1,243,900  Eaton Vance                     52,928                    2,824,762  ArthroCare Corp.                  124,600(*)(^)
     556,382  Greenhill & Co.                 33,522                    2,188,300  DENTSPLY International             88,714
                                             -------                    2,343,800  Haemonetics Corp.                 132,097(*)(^)
                                              86,450                    1,458,500  ICU Medical                        37,163(*)(^)
                                                                        2,970,862  IDEXX Laboratories                150,028(*)
CHEMICALS (0.2%)                                                        3,266,791  Immucor, Inc.                      87,648(*)
   1,491,600  Flotek Industries               25,551(*)(^)              2,398,802  Integra LifeSciences Holdings     100,798(*)(^)
                                                                          996,400  Mentor Corp.                       31,396
COMMERCIAL BANKS (3.4%)                                                 2,885,226  Sirona Dental Systems              85,576(*)(^)
   1,578,200  Bank of Hawaii                  85,381                    2,056,830  Surmodics, Inc.                    92,228(*)(^)
   1,547,019  Bank of the Ozarks              37,701(^)                 1,891,994  Wright Medical Group               56,173(*)(^)
   1,128,494  BOK Financial                   65,712                                                               ---------
   1,565,200  Cullen/Frost Bankers            87,495                                                               1,135,577
   1,489,308  Glacier Bancorp                 30,888
   2,243,243  Westamerica Bancorp            124,500(^)              HEALTH CARE PROVIDERS & SERVICES (4.0%)
                                             -------                    2,050,634  AmSurg Corp.                       55,941(*)(^)
                                             431,677                    2,924,040  Henry Schein                      162,927(*)
                                                                        1,090,468  MWI Veterinary Supply              41,787(*)(^)
COMMERCIAL SERVICES & SUPPLIES (5.6%)                                   3,541,700  Patterson Companies               120,453(*)
   3,621,331  Copart, Inc.                   162,960(*)                 3,704,417  VCA Antech                        116,208(*)
   1,179,135  Exponent, Inc.                  38,463(*)(^)                                                           -------
   3,611,254  Healthcare Services Group       63,703(^)                                                              497,316
   1,472,700  Knoll, Inc.                     21,840
   1,739,451  Layne Christensen               88,938(*)(^)           HOUSEHOLD PRODUCTS (2.6%)
     961,552  Mine Safety Appliances          39,654                    5,671,018  Church & Dwight                   322,851(^)
   5,501,400  Ritchie Bros. Auctioneers      151,674(^)
   2,449,470  Rollins, Inc.                   38,971                 INDUSTRIAL CONGLOMERATES (0.6%)
   2,376,728  United Stationers              100,631(*)(^)              1,939,876  Raven Industries                   73,230(^)
                                             -------
                                             706,834                 INSURANCE (1.2%)
                                                                        1,379,000  Arthur J. Gallagher                35,206
CONTAINERS & PACKAGING (2.3%)                                           4,293,455  Brown & Brown                      83,594
   6,373,600  AptarGroup Inc.                285,027(^)                 1,313,500  HCC Insurance Holdings             31,340
                                                                                                                     -------
DIVERSIFIED CONSUMER SERVICES (2.0%)                                                                                 150,140
   3,737,800  Matthews International         177,957(^)
     367,411  Strayer Education               73,445
                                             -------
                                             251,402

See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Genesis Fund cont'd
-------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE(+)    NUMBER OF SHARES                                MARKET VALUE(+)
                                              ($000'S OMITTED)                                                   ($000'S OMITTED)
IT SERVICES (1.8%)                                                   3,224,700  Petrobank Energy and
     925,500  CACI International                47,173(*)                       Resources                          186,290(*)
   2,248,000  ManTech International            113,367(*)(^)         2,590,630  Petrohawk Energy                    76,113(*)
     374,199  NCI, Inc. Class A                  7,858(*)            2,977,700  Quicksilver Resources              108,478(*)
     722,500  SI International                  17,701(*)(^)         3,811,400  Southwestern Energy                168,997(*)
   1,662,925  SRA International                 39,212(*)            1,367,300  St. Mary Land & Exploration         69,677
                                             ---------               9,854,500  UTS Energy                          55,541(*)
                                               225,311                 920,325  XTO Energy                          58,551
LIFE SCIENCE TOOLS & SERVICES (4.3%)                                                                           -----------
   1,052,800  Charles River Laboratories                                                                         2,065,202
              International                     67,674(*)         PERSONAL PRODUCTS (1.2%)
   2,168,532  Dionex Corp.                     158,130(*)(^)         5,754,850  Alberto-Culver Co.                 152,101(^)
   1,536,400  ICON PLC                         108,316(*)(^)
   4,560,400  Pharmaceutical Product                              PHARMACEUTICALS (0.7%)
              Development                      201,615               3,384,847  K-V Pharmaceutical                  84,655(*)(^)
                                             ---------
                                               535,735            ROAD & RAIL (0.1%)
MACHINERY (13.3%)                                                      476,100  Heartland Express                    7,332
   1,777,222  Astec Industries                  69,152(*)(^)
   4,419,900  Bucyrus International            312,840(^)         SOFTWARE (3.2%)
   1,962,728  Chart Industries                  82,219(*)(^)         3,803,451  Blackbaud, Inc.                     89,990(^)
   5,588,422  CLARCOR Inc.                     242,649(^)            1,122,400  FactSet Research Systems            72,630
   2,795,900  Donaldson Co.                    143,933               5,302,742  MICROS Systems                     174,831(*)(^)
   1,730,717  Graco Inc.                        69,956               2,324,116  Solera Holdings                     63,379(*)
   2,083,300  Joy Global                       175,476                                                         -----------
     142,400  Lindsay Corp.                     14,952                                                             400,830
     333,750  Middleby Corp.                    19,054(*)         SPECIALTY RETAIL (1.1%)
   2,221,015  Nordson Corp.                    159,580(^)              435,200  Buckle, Inc.                        19,945
   1,303,200  Robbins & Myers                   52,767               1,892,463  Hibbett Sports                      39,780(*)(^)
   2,672,504  Toro Co.                         104,441(^)            7,265,684  Sally Beauty Holdings               54,783(*)
     770,404  Valmont Industries                88,473                 671,200  Tractor Supply                      22,935(*)
   2,654,500  Wabtec Corp.                     123,620(^)                                                      -----------
                                             ---------                                                             137,443
                                             1,659,112            THRIFTS & MORTGAGE FINANCE (0.4%)
MEDIA (1.3%)                                                         2,275,954  Brookline Bancorp                   22,873
   1,980,467  Arbitron Inc.                     98,746(^)              655,800  Flushing Financial                  12,867
   2,521,100  Interactive Data                  69,431               1,242,900  Oritani Financial                   19,389(*)
                                             ---------                                                         -----------
                                               168,177                                                              55,129
MEDICAL EQUIPMENT (0.1%)                                          TRADING COMPANIES & DISTRIBUTORS (0.7%)
     127,900  Techne Corp.                      10,040(*)            1,727,402  Houston Wire & Cable                37,277(^)
                                                                       861,500  MSC Industrial Direct               46,952
METALS & MINING (2.9%)                                                                                         -----------
   3,607,800  Compass Minerals                                                                                      84,229
              International                    263,369(^)         TOTAL COMMON STOCKS
   3,207,900  Gammon Gold                       32,817(*)         (COST $7,243,842)                             11,900,705
   3,583,230  Ivanhoe Mines                     33,109(*)
   3,654,600  NovaGold Resources                30,589(*)         SHORT-TERM INVESTMENTS (5.1%)
                                             ---------             634,798,882  Neuberger Berman Prime Money
                                               359,884                           Fund Trust Class
OFFICE ELECTRONICS (1.2%)                                                       (COST $634,799)                    634,799(@)
   4,027,347  Zebra Technologies               151,428(*)(^)
                                                                  TOTAL INVESTMENTS (100.1%)
OIL, GAS & CONSUMABLE FUELS (16.5%)                               (COST $7,878,641)                             12,535,504(##)
   3,312,228  Arena Resources                  165,843(*)(^)
   1,820,700  Berry Petroleum Class A           98,318            Liabilities, less cash, receivables and
   3,007,800  Cabot Oil & Gas                  181,220              other assets [(0.1%)]                         (10,712)
   1,624,827  Carrizo Oil & Gas                108,798(*)(^)
     313,300  Concho Resources                   9,994(*)         TOTAL NET ASSETS (100.0%)                    $12,524,792
   9,861,800  Denbury Resources                335,597(*)                                                      ===========
   1,730,800  Encore Acquisition               115,600(*)
   2,749,900  Foundation Coal Holdings         183,501(^)
   2,584,100  Galleon Energy                    45,435(*)
     903,900  Pacific Rubiales Energy           10,252(*)
   3,376,341  Parallel Petroleum                70,937(*)(^)
   6,332,100  Pearl Exploration and
              Production                       16,060(*)

See Notes to Schedule of Investments

                                                                    MAY 31, 2008




SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY - GLOBAL
REAL ESTATE FUND (UNAUDITED)


                                MARKET VALUE(+)                PERCENTAGE OF
INDUSTRY                        (000'S OMITTED)                   NET ASSETS
Diversified                     $         2,335                     26.9%
Office                                    1,507                     17.3%
Retail                                    1,280                     14.7%
Apartments                                  945                     10.9%
Regional Malls                              579                      6.7%
Industrial                                  540                      6.2%
Health Care                                 460                      5.3%
Lodging                                     196                      2.3%
Office - Industrial                         173                      2.0%
Heavy Industry                              150                      1.7%
Reinsurance                                 102                      1.2%
Residential                                  99                      1.1%
Self Storage                                 97                      1.1%
Community Centers                            79                      0.9%
Home Builders                                36                      0.4%
Other Assets-Net                            113                      1.3%
                                        -------                   -------
                                $         8,691                    100.0%
                                        -------                   -------





See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Global Real Estate Fund
-----------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                                   MARKET VALUE(+)    NUMBER OF SHARES                               MARKET VALUE(+)
                                                  ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (98.7%)                                                SINGAPORE (3.0%)
AUSTRALIA (5.7%)                                                        174,000  Cambridge Industrial Trust                  93
     82,000  Commonwealth Property Office Fund            102            34,500  Capitaland Ltd.                            166
     45,000  ING Industrial Fund                           86                                                             --------
    126,000  Macquarie Office Trust                       115                                                               259
     32,000  Stockland                                    193        UNITED KINGDOM (3.7%)
                                                       --------           9,855  Barratt Developments PLC                    36
                                                          496            14,900  Brixton PLC                                 77
AUSTRIA (1.6%)                                                           11,300  Hammerson PLC                              205
     12,000  Immofinanz AG                                141                                                            --------
                                                                                                                            318
CANADA (4.0%)                                                        UNITED STATES (41.7%)
      2,200  Boardwalk Real Estate Investment Trust        93             3,200  Acadia Realty Trust                         79
      4,300  Brookfield Asset Management Class A          158               900  Alexandria Real Estate Equities             94
      4,500  RioCan Real Estate Investment Trust           97             2,300  AMB Property                               135
                                                       --------           2,400  American Campus Communities                 73
                                                          348             1,500  Boston Properties                          147
CAYMAN ISLANDS (3.0%)                                                     3,700  BRE Properties                             179
    104,000  KWG Property Holding Ltd.                     99             1,800  Corporate Office Properties Trust           68
     97,300  Shimao Property Holdings Ltd.                162             4,400  DiamondRock Hospitality                     60
                                                       --------           2,400  Digital Realty Trust                       101
                                                          261             3,900  Douglas Emmett                              96
FRANCE (7.6%)                                                             2,800  Duke Realty                                 72
      5,000  Klepierre                                    296             4,300  Equity Residential                         182
      1,400  Unibail-Rodamco                              364               800  Essex Property Trust                        96
                                                       --------           2,100  Federal Realty Investment Trust            169
                                                          660             4,900  HCP, Inc.                                  168
GERMANY (3.2%)                                                            7,900  Host Hotels & Resorts                      136
      5,700  Alstria Office REIT AG                       102             3,800  Kimco Realty                               149
      5,200  IFM Immobilien AG                            102(*)          2,300  Nationwide Health Properties                78
      2,200  IVG Immobilien AG                             53             3,200  Plum Creek Timber Company                  150
      1,700  Vivacon AG                                    23             2,400  ProLogis                                   149
                                                       --------           1,100  Public Storage                              97
                                                          280             3,500  Simon Property Group                       348
HONG KONG (10.7%)                                                         1,200  SL Green Realty                            120
     37,000  Hang Lung Group Ltd.                         190             4,300  Taubman Centers                            231
     29,000  Henderson Land Development Co. Ltd.          202             4,500  Ventas, Inc.                               214
     70,000  New World Development Co. Ltd.               176             2,400  Vornado Realty Trust                       235
    197,100  Shenzhen Investment Ltd.                      81                                                            --------
     17,300  Sun Hung Kai Properties Ltd.                 278                                                             3,626
                                                       --------
                                                          927        TOTAL COMMON STOCKS
JAPAN (13.4%)                                                        (COST $9,416)                                        8,578
         73  Kenedix, Inc.                                108
         20  MID REIT, Inc.                                74        SHORT-TERM INVESTMENTS (3.2%)
     12,000  Mitsubishi Estate Co. Ltd.                   323               275,575  Neuberger Berman Prime Money
     14,000  Mitsui Fudosan Co. Ltd.                      347                         Fund Trust Class (COST $276)          276(@)
         29  Nippon Commercial Investment                 108
              Corp.                                       108        TOTAL INVESTMENTS (101.9%)
      8,000  Sumitomo Realty & Development                           (COST $9,692)                                        8,854(##)
              Co. Ltd.                                    205
                                                       --------      Liabilities, less cash, receivables and other
                                                        1,165         assets [(1.9%)]                                      (163)
PHILIPPINES (1.1%)
  4,500,000  Filinvest Land, Inc.                          97(*)     TOTAL NET ASSETS (100.0%)                        $   8,691
                                                                                                                      ===========





See Notes to Schedule of Investments

                                                                                                                       MAY 31, 2008


SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------
(UNAUDITED)



NUMBER OF SHARES                            MARKET VALUE(+)         NUMBER OF SHARES                           MARKET VALUE(+)
                                           ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (98.8%)                                                     67,218  National Grid ADR                     4,993
                                                                                                                  -------------
AUTO COMPONENTS (1.8%)                                                                                                 71,062
     532,936  BorgWarner, Inc.                      27,558
                                                                    OIL, GAS & CONSUMABLE FUELS (9.3%)
AUTOMOBILES (1.9%)                                                     1,660,250  BG Group PLC                         41,636
     279,810  Toyota Motor ADR                      28,555               207,350  Cimarex Energy                       14,129
                                                                         696,400  Newfield Exploration                 44,040(*)
BIOTECHNOLOGY (3.4%)                                                     539,600  Petroleo Brasileiro ADR              38,042
     647,240  Genzyme Corp.                         44,310(*)(E)                                                 -------------
     769,800  Medarex, Inc.                          6,705(*)                                                         137,847
                                              -------------
                                                    51,015          REAL ESTATE INVESTMENT TRUSTS (5.0%)
                                                                         827,950  General Growth Properties            34,410
CAPITAL MARKETS (8.3%)                                                 1,139,375  Weingarten Realty Investors          39,308
   1,152,713  Bank of New York Mellon               51,330                                                       -------------
   1,599,505  Charles Schwab                        35,477(E)                                                          73,718
     446,700  Merrill Lynch                         19,619
     247,625  State Street                          17,834          ROAD & RAIL (2.9%)
                                              -------------              765,015  Canadian National Railway            43,155
                                                   124,260
                                                                    SEMICONDUCTORS & SEMICONDUCTOR
COMMERCIAL SERVICES & SUPPLIES (4.1%)                               EQUIPMENT (7.4%)
     428,075  Republic Services                     14,097             2,913,969  Altera Corp.                         67,429
   1,235,550  Waste Management                      46,864(E)          1,327,100  Texas Instruments                    43,104
                                              -------------                                                      -------------
                                                    60,961                                                            110,533

CONSUMER FINANCE (3.0%)                                             SOFTWARE (2.5%)
     968,225  American Express                      44,877             1,295,060  Intuit Inc.                          37,505(*)

ELECTRONIC EQUIPMENT & INSTRUMENTS (8.2%)                           TEXTILES, APPAREL & LUXURY GOODS (1.7%)
     982,355  Anixter International                 63,863(*)            330,325  V.F. Corp.                           25,006(E)
   1,824,774  National Instruments                  57,955
                                              -------------         TOTAL COMMON STOCKS
                                                   121,818          (COST $1,162,780)                               1,471,476

ENERGY EQUIPMENT & SERVICES (2.4%)                                  SHORT-TERM INVESTMENTS (3.8%)
     347,900  Schlumberger Ltd.                     35,183            18,115,769  Neuberger Berman Prime Money
                                                                                   Fund Trust Class                    18,116(@)(OO)
HEALTH CARE PROVIDERS & SERVICES (3.7%)                               37,887,922  Neuberger Berman Securities
   1,597,175  UnitedHealth Group                    54,639                         Lending Quality Fund, LLC           37,888(++)

INDUSTRIAL CONGLOMERATES (2.7%)                                     TOTAL SHORT-TERM INVESTMENTS
     524,800  3M Co.                                40,703(E)       (COST $56,000)                                     56,004

INSURANCE (6.8%)                                                    TOTAL INVESTMENTS (102.6%)
   2,521,850  Progressive Corp.                     50,588(E)       (COST $1,218,780)                               1,527,480(##)
   1,399,250  Willis Group Holdings                 50,135          Liabilities, less cash, receivables and
                                              -------------           other assets [(2.6%)]                           (38,739)
                                                   100,723
                                                                    TOTAL NET ASSETS (100.0%)                     $ 1,488,741
IT SERVICES (1.7%)                                                                                               =============
   1,298,560  Euronet Worldwide                     25,400(*)

LIFE SCIENCE TOOLS & SERVICES (1.0%)
     201,370  Millipore Corp.                       14,630(*)

MACHINERY (4.4%)
     843,140  Danaher Corp.                         65,917

MEDIA (11.8%)
   3,095,200  Comcast Corp. Class A Special         68,992(E)
   1,405,735  E.W. Scripps                          66,210
     565,133  Liberty Global Class A                20,260(*)
     620,163  Liberty Global Class C                20,949(*)
                                              -------------
                                                   176,411

MULTI-UTILITIES (4.8%)
   4,470,932  National Grid                         66,069



See Notes to Schedule of Investments


                                                                    MAY 31, 2008



SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY - INTERNATIONAL FUND
(UNAUDITED)

                                             MARKET VALUE(+)       PERCENTAGE OF
INDUSTRY                                     (000'S OMITTED)          NET ASSETS
Oil, Gas & Consumable Fuels                  $       181,891               17.4%
Commercial Banks                                      86,078                8.2%
Auto Components                                       47,688                4.6%
Metals & Mining                                       40,488                3.9%
Media                                                 40,442                3.9%
Machinery                                             40,332                3.9%
Insurance                                             40,172                3.8%
Chemicals                                             30,171                2.9%
Beverages                                             24,413                2.3%
Energy Equipment & Services                           23,886                2.3%
Computers & Peripherals                               23,544                2.2%
Diversified Telecommunication                         22,169                2.1%
Wireless Telecommunication Services                   22,064                2.1%
Automobiles                                           21,839                2.1%
Software                                              20,579                2.0%
Communications Equipment                              19,017                1.8%
Health Care Equipment & Supplies                      18,169                1.7%
Construction Materials                                17,322                1.6%
Banking                                               15,310                1.5%
Commercial Services & Supplies                        15,295                1.5%
Air Freight & Logistics                               12,842                1.2%
Electronic Equipment & Instruments                    12,188                1.2%
Diversified Financial Services                        11,330                1.1%
Electrical Equipment                                  11,187                1.1%
Leisure Equipment & Products                          10,719                1.0%
Aerospace & Defense                                   10,398                1.0%
Construction & Engineering                             9,331                0.9%
Life Science Tools & Services                          9,208                0.9%
Food Products                                          9,068                0.9%
Food & Staples Retailing                               8,985                0.9%
Road & Rail                                            8,723                0.8%
Building Products                                      8,480                0.8%
Personal Products                                      8,056                0.8%
Hotels, Restaurants & Leisure                          7,669                0.7%
Semiconductors & Semiconductor Equipment               6,853                0.7%
Industrial Conglomerates                               6,796                0.6%
Pharmaceuticals & Biotechnology                        5,396                0.5%
Trading Companies & Distributors                       5,246                0.5%
Banks                                                  5,080                0.5%
Pharmaceuticals                                        3,922                0.4%
Packing & Containers                                   3,735                0.4%
Household Durables                                     2,178                0.2%
Specialty Retail                                       1,922                0.2%
Health Care Providers & Services                         497                0.1%
Other Assets-Net                                     112,224               10.8%
                                                ------------            --------
                                             $     1,042,902              100.0%
                                                ------------            --------



See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS International Fund
------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                               MARKET VALUE(+)       NUMBER OF SHARES                                MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (85.5%)                                                       244,970      Leoni AG                       12,417
                                                                             84,245      Pfeiffer Vacuum Technology
ARGENTINA (1.0%)                                                                         AG                              8,383(E)
         170,650    Tenaris SA ADR                 10,461                     2,700      Tognum AG                          77(*)
                                                                             70,626      Wacker Chemie AG               16,916
AUSTRALIA (2.3%)                                                            183,639      Wincor Nixdorf AG              14,585
       2,581,184    Paladin Resources              14,408(*)(E)                                                      -----------
         154,941    Woodside Petroleum              9,626                                                               99,820
                                                 -----------         GREECE (0.8%)
                                                   24,034                   149,600      Piraeus Bank SA                 5,027
AUSTRIA (1.1%)                                                               70,974      Titan Cement                    3,202
         355,821    Zumtobel AG                    11,110                                                            -----------
                                                                                                                         8,229
BELGIUM (4.9%)                                                       HONG KONG (1.0%)
          35,470    Colruyt SA                      8,985(E)                371,800      HengAn International Group
         181,676    Euronav SA                      7,646                                Co. Ltd.                        1,348
         462,577    Fortis                         11,327                14,566,000      TPV Technology Ltd.             8,959
         192,640    Fortis VVPR Strip                  3(*)                                                          -----------
         233,497    InBev NV                       18,018                                                               10,307
         552,020    Option NV                       5,153(*)(E)      IRELAND (4.0%)
                                                 -----------                340,797      Allied Irish Banks              6,839
                                                   51,132                   381,989      CRH PLC                        14,120
BRAZIL (3.1%)                                                               289,310      DCC PLC                         6,796
         580,317    Natura Cosmeticos SA            6,708                 1,327,389      Dragon Oil PLC                 13,620(*)
         361,582    Petroleo Brasileiro ADR        25,491                                                             -----------
                                                 -----------                                                            41,375
                                                   32,199            ITALY (3.0%)
CANADA (10.2%)                                                              770,995      Marazzi Group                   8,480
         297,955    Addax Petroleum                15,444                 2,001,401      Milano Assicurazioni           12,587
         261,930    Canadian Natural Resources     25,634                   404,590      UBI Banca                      10,424
         232,780    Corus Entertainment Inc.,                                                                        -----------
                    B Shares                        4,568                                                               31,491
       1,663,815    First Calgary Petroleums Ltd.   4,320(*)         JAPAN (9.7%)
         481,330    MacDonald Dettwiler            20,579(*)                469,600      Bosch Corp.                     2,673
         128,585    Stantec, Inc.                   3,753(*)                    634      East Japan Railway Co.          4,895
         281,532    Suncor Energy                  19,214                   168,500      EXEDY Corp.                     4,475
         560,775    Talisman Energy                12,879                   102,000      Hogy Medical Co.                5,244
                                                 -----------                 79,800      IBIDEN Co., Ltd.                3,361
                                                  106,391                   300,400      Maruichi Steel Tube            10,287(E)
CYPRUS (0.4%)                                                               338,600      NIFCO Inc.                      7,949
         523,710    Prosafe Production Public                               686,100      Nihon Kohden Corp.             12,925
                    Ltd.                            3,735(*)              1,503,100      Nissan Motor                   13,360
DENMARK (0.4%)                                                              167,400      Sankyo Co.                     10,719
         129,690    Danske Bank A/S                 4,450                   273,200      Shinko Electric Industries
                                                                                         Co., Ltd.                       4,025
FINLAND (0.7%)                                                            1,995,000      Sumitomo Metal Industries       9,519
         264,370    Nokia Oyj                       7,621                    93,100      Takeda Pharmaceutical Co.
                                                                                         Ltd.                            5,396
FRANCE (7.3%)                                                               809,500      Toray Industries                5,306
          51,223    BNP Paribas                     5,287                    44,300      Unicharm Petcare Corp.          1,383(E)
          36,800    Euler Hermes SA                 3,474(E)                                                          -----------
         301,583    Ipsos                          11,091                                                              101,517
          56,310    Pernod Ricard SA                6,395            KOREA (2.4%)
         285,985    Rexel SA                        5,246(*)                479,520      Daegu Bank                      7,076
         230,560    Teleperformance                 9,764(E)                 87,205      Hyundai Mobis                   7,772
         144,600    Total SA ADR                   12,618                   216,045      KT Corp.                        9,680
          70,898    Vallourec SA                   21,965                                                             -----------
                                                 -----------                                                            24,528
                                                   75,840            NETHERLANDS (3.0%)
GERMANY (9.6%)                                                              455,123      Aalberts Industries NV          9,984(E)
         549,023    C.A.T. Oil AG                   7,986(*)                 94,523      ASML Holding NV                 2,828
         160,505    Continental AG                 20,351                    20,355      OPG Groep NV                      497
         169,595    Gerresheimer AG                 9,208                   320,070      TNT NV                         12,842
         299,376    Hypo Real Estate Holding AG     9,897(E)


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS International Fund cont'd
-------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                                MARKET VALUE(+)      NUMBER OF SHARES                                MARKET VALUE(+)
                                               ($000'S OMITTED)                                                     ($000'S OMITTED)
         461,462    Wavin NV                        5,578                  60,431,961    Neuberger Berman Securities
                                                 -----------                             Lending Quality Fund, LLC      60,432(++)
                                                   31,729
NORWAY (2.0%)                                                        TOTAL SHORT-TERM INVESTMENTS
       1,090,735    DnB NOR ASA                    15,687            (COST $148,795)                                   148,795
         509,340    Prosafe ASA                     5,439
                                                 -----------         TOTAL INVESTMENTS (103.5%)
                                                   21,126            (COST $936,287)                                 1,079,473(##)
SPAIN (2.2%)
         521,315    Banco Santander SA             10,860            Liabilities, less cash, receivables and other
         435,100    Telefonica SA ADR              12,489            assets (3.5%)                                     (36,571)
                                                 -----------
                                                   23,349            TOTAL NET ASSETS (100.0%)                      $1,042,902
SWEDEN (0.7%)                                                                                                       ===========
         274,680    Nobia AB                        1,922
         205,600    Swedbank AB, A Shares           5,080
                                                 -----------
                                                    7,002
SWITZERLAND (2.2%)
          75,661    Advanced Digital Broadcast      2,178(*)
          15,630    Nestle SA                       7,685
         173,864    Swiss Re                       13,504
                                                 -----------
                                                   23,367
UNITED KINGDOM (13.5%)
       1,846,464    Amlin PLC                      10,607
       1,257,473    Barclays PLC                    9,341
         214,693    Chemring Group PLC             10,398
       1,105,146    Experian Group Ltd.             8,883
         177,809    GlaxoSmithKline PLC             3,922
       1,085,195    Halma PLC                       4,514
       1,973,177    Informa PLC                    15,019
         438,955    Laird Group PLC                 4,313
       2,169,231    Lloyds TSB Group PLC           16,500
         343,240    Northgate PLC                   3,828
         686,376    Punch Taverns PLC               7,546
         888,825    Raymarine PLC                   3,799
         971,988    RPS Group                       6,412
       1,523,038    Sepura Ltd.                     2,444(*)
         646,626    Tullow Oil PLC                 11,400
       6,865,016    Vodafone Group                 22,064
          16,381    William Hill                      123
                                                 -----------
                                                  141,113

TOTAL COMMON STOCKS
(COST $776,989)                                   891,926

PREFERRED STOCKS (3.7%)

BRAZIL (2.9%)
         628,057    Companhia Vale do Rio Doce
                    ADR                            20,682
         240,000    Ultrapar Participacoes          9,591
                                                 -----------
                                                   30,273
GERMANY (0.8%)
          45,445    Porsche AG                      8,479

TOTAL PREFERRED STOCKS
(COST $10,503)                                     38,752

SHORT-TERM INVESTMENTS (14.3%)
      88,363,454    Neuberger Berman Prime
                    Money Fund Trust Class         88,363(@)(OO)


See Notes to Schedule of Investments

                                                                    MAY 31, 2008




SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY - INTERNATIONAL
INSTITUTIONAL FUND (UNAUDITED)


                                                 MARKET VALUE(+)   PERCENTAGE OF
INDUSTRY                                         (000'S OMITTED)      NET ASSETS
Oil, Gas & Consumable Fuels                      $        89,261       18.0%
Commercial Banks                                          50,120       10.1%
Auto Components                                           23,542        4.8%
Metals & Mining                                           19,965        4.0%
Media                                                     19,925        4.0%
Machinery                                                 19,862        4.0%
Insurance                                                 19,722        4.0%
Chemicals                                                 14,684        3.0%
Beverages                                                 12,013        2.4%
Energy Equipment & Services                               11,735        2.4%
Computers & Peripherals                                   11,610        2.4%
Wireless Telecommunication Services                       11,043        2.2%
Diversified Telecommunication                             10,984        2.2%
Automobiles                                               10,769        2.2%
Software                                                  10,082        2.0%
Communications Equipment                                   9,317        1.9%
Health Care Equipment & Supplies                           8,905        1.8%
Construction Materials                                     8,587        1.7%
Commercial Services & Supplies                             7,148        1.4%
Air Freight & Logistics                                    6,396        1.3%
Electronic Equipment & Instruments                         6,155        1.2%
Leisure Equipment & Products                               5,609        1.1%
Electrical Equipment                                       5,515        1.1%
Aerospace & Defense                                        5,017        1.0%
Construction & Engineering                                 4,588        0.9%
Life Science Tools & Services                              4,541        0.9%
Food Products                                              4,502        0.9%
Food & Staples Retailing                                   4,431        0.9%
Road & Rail                                                4,258        0.9%
Building Products                                          4,182        0.9%
Diversified Financial Services                             4,166        0.8%
Personal Products                                          3,975        0.8%
Hotels, Restaurants & Leisure                              3,721        0.8%
Semiconductors & Semiconductor Equipment                   3,360        0.7%
Industrial Conglomerates                                   3,351        0.7%
Pharmaceuticals & Biotechnology                            2,683        0.5%
Trading Companies & Distributors                           2,587        0.5%
Banks                                                      2,483        0.5%
Pharmaceuticals                                            1,976        0.4%
Food Marketing                                             1,791        0.4%
Specialty Retail                                             948        0.2%
Household Durables                                           906        0.2%
Health Care Providers & Services                             241        0.1%
Other Assets-Net                                          38,995        7.8%
                                                        --------     -------
                                                     $   495,651      100.0%
                                                        --------     -------


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE(+)          NUMBER OF SHARES                             MARKET VALUE(+)
                                               ($000'S OMITTED)                                                     ($000'S OMITTED)
COMMON STOCKS (88.3%)                                                         120,795    Leoni AG                          6,123
                                                                               41,540    Pfeiffer Vacuum Technology AG     4,134
ARGENTINA (1.0%)                                                                1,300    Tognum AG                            37(*)
          83,443    Tenaris SA ADR                 5,115                       34,131    Wacker Chemie AG                  8,175
                                                                               90,555    Wincor Nixdorf AG                 7,192
                                                                                                                          ------
AUSTRALIA (2.4%)                                                                                                          49,149
       1,285,890    Paladin Resources              7,178(*)(E)       GREECE (0.8%)
          75,704    Woodside Petroleum             4,703                       71,500    Piraeus Bank SA                   2,403
                                                  ------                       34,211    Titan Cement                      1,543
                                                  11,881                                                                   -----
                                                                                                                           3,946
AUSTRIA (1.1%)                                                       HONG KONG (1.0%)
         175,453    Zumtobel AG                    5,478                      184,400    HengAn International Group
                                                                                         Co. Ltd.                            668
                                                                            7,182,375    TPV Technology Ltd.               4,418
BELGIUM (4.8%)                                                                                                             -----
          17,490    Colruyt SA                     4,431                                                                   5,086
          90,396    Euronav SA                     3,804             IRELAND (4.1%)
         170,077    Fortis                         4,165                      168,047    Allied Irish Banks                3,339
          77,074    Fortis VVPR Strip                  1(*)                   190,567    CRH PLC                           7,044
         115,897    InBev NV                       8,943                      142,660    DCC PLC                           3,351
         272,203    Option NV                      2,541(*)(E)                640,900    Dragon Oil PLC                    6,576(*)
                                                  ------                                                                  ------
                                                  23,885                                                                  20,310
                                                                     ITALY (3.1%)
BRAZIL (3.2%)                                                                 380,178    Marazzi Group                     4,182
         286,156    Natura Cosmeticos SA           3,307                      985,675    Milano Assicurazioni              6,199
         176,750    Petroleo Brasileiro ADR       12,461                      201,035    UBI Banca                         5,179
                                                  ------                                                                  ------
                                                  15,768                                                                  15,560
CANADA (10.5%)
                                                                     JAPAN (10.2%)
         145,626    Addax Petroleum                7,548                      224,900    Bosch Corp.                       1,280
         128,403    Canadian Natural Resources    12,566                          307    East Japan Railway Co.            2,370
         114,333    Corus Entertainment Inc., B                                83,200    EXEDY Corp.                       2,210(E)
                    Shares                         2,244                       50,300    Hogy Medical Co.                  2,586
         820,430    First Calgary Petroleums Ltd.  2,130(*)                    39,600    IBIDEN Co., Ltd.                  1,668
         235,809    MacDonald Dettwiler           10,082(*)                   148,100    Maruichi Steel Tube               5,072(E)
          63,405    Stantec, Inc.                  1,851(*)                   164,700    NIFCO Inc.                        3,867
         137,624    Suncor Energy                  9,392                      335,400    Nihon Kohden Corp.                6,319(E)
         276,520    Talisman Energy                6,351                      741,200    Nissan Motor                      6,588
                                                  ------                       87,600    Sankyo Co.                        5,609
                                                  52,164                      133,200    Shinko Electric Industries
CYPRUS (0.4%)                                                                            Co., Ltd.                         1,962
         251,155    Prosafe Production Public Ltd. 1,791(*)                   984,000    Sumitomo Metal Industries         4,695
                                                                               46,300    Takeda Pharmaceutical Co. Ltd.    2,683
DENMARK (0.4%)                                                                 15,000    Takuma Co.                           47(E)
          63,950    Danske Bank A/S                2,194                      403,000    Toray Industries                  2,642
                                                                               24,600    Unicharm Petcare Corp.              768
FINLAND (0.8%)                                                                                                            ------
         129,170    Nokia Oyj                      3,724                                                                  50,366
                                                                      KOREA (2.5%)
                                                                              236,450    Daegu Bank                        3,489
FRANCE (7.5%)                                                                  42,639    Hyundai Mobis                     3,800
          25,259    BNP Paribas                    2,607                      215,908    KT Corp. ADR                      4,882(E)
          17,822    Euler Hermes SA                1,683(E)                                                                ------
         148,710    Ipsos                          5,469                                                                  12,171
          27,030    Pernod Ricard SA               3,070              NETHERLANDS (3.2%)
         141,020    Rexel SA                       2,587(*)                   224,277    Aalberts Industries NV            4,920(E)
         113,690    Teleperformance                4,814(E)                    46,738    ASML Holding NV                   1,398
          70,650    Total SA ADR                   6,165                        9,845    OPG Groep NV                        241
          34,733    Vallourec SA                  10,761                      159,410    TNT NV                            6,396
                                                  ------
                                                  37,156
GERMANY (9.9%)
         270,725    C.A.T. Oil AG                  3,938(*)
          79,889    Continental AG                10,129
          83,630    Gerresheimer AG                4,541
         147,622    Hypo Real Estate Holding AG    4,880(E)


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS International Institutional Fund cont'd
---------------------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                              MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                      ($000'S OMITTED)
         226,421    Wavin NV                       2,737              TOTAL INVESTMENTS (104.6%)                       518,355(##)
                                                  ------              (COST $475,265)
                                                  15,692              Liabilities, less cash, receivables and other
NORWAY (2.1%)                                                           assets (4.6%)                                  (22,704)
         544,825    DnB NOR ASA                    7,836              TOTAL NET ASSETS (100.0%)                      $ 495,651
         251,155    Prosafe ASA                    2,682                                                             ==========
                                                  ------
                                                  10,518
SPAIN (2.3%)
         260,280    Banco Santander SA             5,422
         212,600    Telefonica SA ADR              6,102
                                                  ------
                                                  11,524
SWEDEN (0.7%)
         135,443    Nobia AB                         948
         100,500    Swedbank AB, A Shares          2,483
                                                   -----
                                                   3,431
SWITZERLAND (2.3%)
          31,472    Advanced Digital Broadcast       906(*)
           7,595    Nestle SA                      3,734
          85,732    Swiss Re                       6,659
                                                  ------
                                                  11,299
UNITED KINGDOM (14.0%)
         901,882    Amlin PLC                      5,181
         633,988    Barclays PLC                   4,709
         103,596    Chemring Group PLC             5,017
         544,151    Experian Group Ltd.            4,374
          89,565    GlaxoSmithKline PLC            1,976
         567,400    Halma PLC                      2,360
         971,905    Informa PLC                    7,398
         216,450    Laird Group PLC                2,127
       1,059,817    Lloyds TSB Group PLC           8,062
         169,250    Northgate PLC                  1,888
         338,451    Punch Taverns PLC              3,721
         438,282    Raymarine PLC                  1,873
         420,613    RPS Group                      2,774
         735,141    Sepura Ltd.                    1,179(*)
         319,544    Tullow Oil PLC                 5,634
       3,435,898    Vodafone Group                11,043
                                                  ------
                                                  69,316

TOTAL COMMON STOCKS
(COST $406,231)                                  437,524

PREFERRED STOCKS (3.9%)

BRAZIL (3.0%)
         309,695    Companhia Vale do Rio
                    Doce ADR                     10,198
         119,240    Ultrapar Participacoes ADR     4,753(E)
                                                  ------
                                                  14,951
GERMANY (0.9%)
          22,410    Porsche AG                     4,181

TOTAL PREFERRED STOCKS
(COST $7,452)                                     19,132

SHORT-TERM INVESTMENTS (12.4%)
      34,235,734    Neuberger Berman Prime Money
                    Fund Trust Class              34,236(@)(OO)
      27,463,377    Neuberger Berman Securities
                    Lending Quality Fund, LLC     27,463(++)


TOTAL SHORT-TERM INVESTMENTS
(COST $61,582)                                    61,699


See Notes to Schedule of Investments

                                                                    MAY 31, 2008



SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY - INTERNATIONAL LARGE
CAP FUND (UNAUDITED)

                                            MARKET VALUE(+)        PERCENTAGE OF
INDUSTRY                                    (000'S OMITTED)           NET ASSETS
Oil, Gas & Consumable Fuels                 $        36,740                19.5%
Commercial Banks                                     25,032                13.3%
Metals & Mining                                      10,622                 5.7%
Insurance                                             8,772                 4.7%
Auto Components                                       7,958                 4.2%
Wireless Telecommunication Services                   6,176                 3.3%
Machinery                                             6,019                 3.2%
Chemicals                                             5,784                 3.1%
Automobiles                                           5,637                 3.0%
Brewers                                               5,437                 2.9%
Diversified Telecommunication                         4,896                 2.6%
Pharmaceuticals                                       4,843                 2.6%
Computers & Peripherals                               4,824                 2.6%
Media                                                 4,763                 2.5%
Construction Materials                                4,224                 2.2%
Energy Equipment & Services                           3,892                 2.1%
Food & Staples Retailing                              3,249                 1.7%
Air Freight & Logistics                               2,841                 1.5%
Leisure Equipment & Products                          2,556                 1.4%
Personal Products                                     2,424                 1.3%
Commercial Services & Supplies                        1,931                 1.0%
Food Products                                         1,888                 1.0%
Communications Equipment                              1,873                 1.0%
Hotels, Restaurants & Leisure                         1,810                 1.0%
Diversified Financial Services                        1,704                 0.9%
Beverages                                             1,694                 0.9%
Coal & Consumable Fuels                               1,583                 0.8%
Diversified Banks                                     1,403                 0.7%
Road & Rail                                           1,344                 0.7%
Pharmaceuticals & Biotechnology                         997                 0.5%
Financial Technology                                    658                 0.4%
Electronic Equipment & Instruments                      437                 0.2%
Electrical Equipment                                     14                 0.0%
Other Assets-Net                                     14,016                 7.5%
                                            ---------------               ------
                                            $       188,041               100.0%
                                            ---------------               ------



See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS International Large Cap Fund
----------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                               MARKET VALUE(+)      NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (88.4%)                                               HONG KONG (0.2%)
                                                                          99,500  HengAn International Group
ARGENTINA (1.5%)                                                                   Co. Ltd.                            361
      47,405  Tenaris SA ADR                     2,906
                                                                    IRELAND (2.7%)
AUSTRALIA (3.0%)                                                          85,178  Allied Irish Banks                 1,692
      40,034  Australia & New Zealand                                     93,056  CRH PLC                            3,440
               Banking Group                       830                                                             --------
     447,725  Paladin Resources                  2,499(*)(E)                                                         5,132
      35,956  Woodside Petroleum                 2,234
                                               --------             ITALY (2.5%)
                                                 5,563                   445,525  Milano Assicurazioni               2,802
                                                                          72,775  UBI Banca                          1,875
BELGIUM (5.1%)                                                                                                     --------
       9,335  Colruyt SA                         2,365                                                               4,677
      69,567  Fortis                             1,704
      23,964  Fortis VVPR Strip                      0(*)           JAPAN (8.7%)
      70,466  InBev NV                           5,437                   205,400  Bosch Corp.                        1,169
                                               --------                      174  East Japan Railway Co.             1,344
                                                 9,506                    10,375  IBIDEN Co., Ltd.                     437
                                                                          76,500  Maruichi Steel Tube                2,620(E)
BRAZIL (4.1%)                                                            397,280  Nissan Motor                       3,531
     178,480  Natura Cosmeticos SA               2,063                    39,920  Sankyo Co.                         2,556
      80,090  Petroleo Brasileiro ADR            5,646                   501,000  Sumitomo Metal Industries          2,390
                                               --------                   17,200  Takeda Pharmaceutical Co.
                                                 7,709                             Ltd.                                997
                                                                         214,010  Toray Industries                   1,403
CANADA (12.5%)                                                                                                     --------
      81,725  Addax Petroleum                    4,236                                                              16,447
      26,639  Bank of Nova Scotia                1,334
      38,820  Cameco Corp.                       1,583              KOREA (2.9%)
      67,150  Canadian Natural Resources         6,572                   124,090  Daegu Bank                         1,831
      73,144  Suncor Energy                      4,992                    21,415  Hyundai Mobis                      1,909
     208,150  Talisman Energy                    4,790                    74,795  KT Corp. ADR                       1,691
                                               --------                                                            --------
                                                23,507                                                               5,431

CYPRUS (0.3%)                                                       NETHERLANDS (1.5%)
      92,330  Prosafe Production Public Ltd.       658(*)                 70,820  TNT NV                             2,841

DENMARK (0.7%)                                                      NORWAY (2.7%)
      37,375  Danske Bank A/S                    1,282                   281,560  DnB NOR ASA                        4,049
                                                                          92,330  Prosafe ASA                          986
FINLAND (1.0%)                                                                                                     --------
      64,980  Nokia Oyj                          1,873                                                               5,035

FRANCE (8.1%)                                                       SPAIN (2.7%)
      14,621  BNP Paribas                        1,509                    94,160  Banco Santander SA                 1,961
       8,300  Euler Hermes SA                      784(E)                111,642  Telefonica SA ADR                  3,205
      14,915  Pernod Ricard SA                   1,694                                                             --------
      37,322  Publicis Groupe                    1,483                                                               5,166
      41,875  Total SA ADR                       3,654
      19,427  Vallourec SA                       6,019              SWEDEN (0.7%)
                                               --------                   56,800  Swedbank AB, A Shares              1,403
                                                15,143
                                                                    SWITZERLAND (4.8%)
GERMANY (7.8%)                                                            44,078  Logitech International SA          1,444(*)
      38,484  Continental AG                     4,880                     3,840  Nestle SA                          1,888
      60,116  Hypo Real Estate Holding AG        1,987(E)                 56,434  Novartis AG                        2,965
         500  Tognum AG                             14(*)                 36,324  Swiss Re                           2,821
      18,291  Wacker Chemie AG                   4,381                                                             --------
      42,555  Wincor Nixdorf AG                  3,380                                                               9,118
                                               --------
                                                14,642              UNITED KINGDOM (14.0%)
                                                                         411,607  Amlin PLC                          2,365
GREECE (0.9%)                                                            289,936  Barclays PLC                       2,154
      26,370  Piraeus Bank SA                      886                   240,198  Experian Group Ltd.                1,931
      17,365  Titan Cement                         784                    85,155  GlaxoSmithKline PLC                1,878
                                               --------                  430,958  Informa PLC                        3,280
                                                 1,670                   478,855  Lloyds TSB Group PLC               3,642



See Notes to Schedule of Investments

                                                                    MAY 31, 2008


SCHEDULE OF INVESTMENTS International Large Cap Fund cont'd
-----------------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)

     164,639  Punch Taverns PLC                  1,810
     107,731  Tesco PLC                            884
     120,069  Tullow Oil PLC                     2,117
   1,921,699  Vodafone Group                     6,176
                                               --------
                                                26,237

TOTAL COMMON STOCKS
(COST $162,181)                                166,307

PREFERRED STOCKS (4.1%)

BRAZIL (3.0%)
     170,425  Companhia Vale do Rio Doce
               ADR                               5,612

GERMANY (1.1%)
      11,290  Porsche AG                         2,106

TOTAL PREFERRED STOCKS
(COST $5,728)                                    7,718
SHORT-TERM INVESTMENTS (10.3%)
  11,403,765  Neuberger Berman Prime Money
               Fund Trust Class                 11,404(@)(OO)
   7,954,655  Neuberger Berman Securities
               Lending Quality Fund, LLC         7,955(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $19,359)                                  19,359

TOTAL INVESTMENTS (102.8%)
(COST $187,268)                                193,384(##)
Liabilities, less cash, receivables and
  other assets [(2.8%)]                         (5,343)

TOTAL NET ASSETS (100.0%)                   $  188,041
                                            ==========



See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Large Cap Disciplined Growth Fund
---------------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                 MARKET VALUE(+)      NUMBER OF SHARES                               MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (91.0%)                                                 FOOD & STAPLES RETAILING (4.2%)
                                                                             1,190  Costco Wholesale                       85
AEROSPACE & DEFENSE (6.7%)                                                   3,225  CVS Corp.                             138
       1,100  L-3 Communications Holdings           118                      4,695  Kroger Co.                            130
       1,420  Lockheed Martin                       155                                                             ----------
         845  Precision Castparts                   102                                                                   353
       1,780  Raytheon Co.                          114
       1,055  United Technologies                    75               HEALTH CARE EQUIPMENT & SUPPLIES (5.8%)
                                              ----------                     3,015  Baxter International                  184
                                                    564                      1,670  Becton, Dickinson & Co.               141
                                                                             1,645  Covidien Ltd.                          82
BEVERAGES (4.6%)                                                             1,690  Medtronic, Inc.                        86
       3,270  Coca-Cola                             187                                                             ----------
       1,240  Fomento Economico Mexicano                                                                                  493
               ADR                                   59
       2,110  PepsiCo, Inc.                         144               HOTELS, RESTAURANTS & LEISURE (1.2%)
                                              ----------                     1,780  McDonald's Corp.                      105
                                                    390
                                                                      HOUSEHOLD PRODUCTS (2.8%)
BIOTECHNOLOGY (4.4%)                                                         1,500  Colgate-Palmolive                     112
       1,695  Genentech, Inc.                       120(*)                   1,900  Procter & Gamble                      125
       1,465  Genzyme Corp.                         101(*)                                                          ----------
       2,825  Gilead Sciences                       156(*)                                                                237
                                              ----------
                                                    377               INTERNET SOFTWARE & SERVICES (2.3%)
                                                                             2,460  eBay Inc.                              74(*)
CAPITAL MARKETS (2.6%)                                                         213  Google Inc. Class A                   125(*)
       1,520  Morgan Stanley                         67                                                             ----------
       1,150  Northern Trust                         88                                                                   199
         960  State Street                           69
                                              ----------              MACHINERY (3.6%)
                                                    224                      1,465  Danaher Corp.                         115
                                                                             1,085  Deere & Co.                            88
CHEMICALS (1.9%)                                                             1,065  Eaton Corp.                           103
       1,245  Monsanto Co.                          159                                                             ----------
                                                                                                                          306
COMMUNICATIONS EQUIPMENT (3.9%)
       3,995  Cisco Systems                         106(*)            MEDIA (2.0%)
       4,640  Nokia Corp. ADR                       132                      5,990  News Corp. Class A                    107
       1,855  QUALCOMM Inc.                          90                      1,220  Omnicom Group                          60
                                              ----------                                                            ----------
                                                    328                                                                   167

COMPUTERS & PERIPHERALS (5.7%)                                        METALS & MINING (0.9%)
       1,465  Apple, Inc.                           276(*)                     440  United States Steel                    76
       5,675  EMC Corp.                              99(*)
         825  IBM                                   107               OIL, GAS & CONSUMABLE FUELS (6.9%)
                                              ----------                     1,855  Canadian Natural Resources            182
                                                    482                      1,480  Occidental Petroleum                  136
                                                                             1,825  Petroleo Brasileiro ADR               129
DIVERSIFIED FINANCIAL SERVICES (1.2%)                                        1,110  Range Resources                        73
       2,305  J.P. Morgan Chase                      99                        980  XTO Energy                             62
                                                                                                                    ----------
ELECTRIC UTILITIES (4.0%)                                                                                                 582
       1,510  Exelon Corp.                          133
       1,030  FirstEnergy Corp.                      81               PHARMACEUTICALS (3.4%)
       1,910  FPL Group                             129                      2,875  Abbott  Laboratories                  162
                                              ----------                     1,890  Johnson & Johnson                     126
                                                    343                                                             ----------
                                                                                                                          288
ELECTRICAL EQUIPMENT (2.2%)
       2,725  ABB Ltd.                               89               SEMICONDUCTORS & SEMICONDUCTOR
       1,605  Emerson Electric                       93               EQUIPMENT (5.7%)
                                              ----------                     6,915  Applied Materials                     137
                                                    182                      6,435  Intel Corp.                           149
                                                                             1,110  MEMC Electronic Materials              76(*)
ENERGY EQUIPMENT & SERVICES (2.7%)                                           3,635  Texas Instruments                     118
       1,490  Schlumberger Ltd.                     151                                                             ----------
         520  Transocean Inc.                        78(*)                                                                480
                                              ----------
                                                    229


See Notes to Schedule of Investments

                                                                    MAY 31, 2008


SCHEDULE OF INVESTMENTS Large Cap Disciplined Growth Fund cont'd
----------------------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                 MARKET VALUE(+)
                                                ($000'S OMITTED)

SOFTWARE (8.8%)
       3,215  Adobe Systems                         142(*)
       3,085  Amdocs Ltd.                           100(*)
       2,045  Citrix Systems                         70(*)
       1,520  Electronic Arts                        76(*)
       6,925  Microsoft Corp.                       196
       7,225  Oracle Corp.                          165(*)
                                              ----------
                                                    749

SPECIALTY RETAIL (0.7%)
       2,640  Staples, Inc.                          62

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
       1,130  Nike, Inc.                             77

WIRELESS TELECOMMUNICATION SERVICES (1.9%)
       3,535  American Tower                        162(*)

TOTAL COMMON STOCKS
(COST $7,577)                                     7,713

SHORT-TERM INVESTMENTS (4.9%)
     412,951  Neuberger Berman Prime Money
               Fund Trust Class
               (COST $413)                          413(@)

TOTAL INVESTMENTS (95.9%)
(COST $7,990)                                     8,126(##)
Cash, receivables and other assets, less
  liabilities (4.1%)                                350

TOTAL NET ASSETS (100.0%)                     $   8,476
                                              ==========


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Mid Cap Growth Fund
-------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                           MARKET VALUE(+)          NUMBER OF SHARES                           MARKET VALUE(+)
                                          ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (95.1%)                                                     31,500  Strayer Education                  6,297
                                                                                                                  --------
Aerospace & Defense (5.7%)                                                                                          13,428
     150,500  AerCap Holdings NV                 2,262(*)
     147,500  BE Aerospace                       5,155(*)           DIVERSIFIED FINANCIAL SERVICES (1.2%)
     431,000  CAE, Inc.                          5,715                    42,500  IntercontinentalExchange Inc.      5,873(*)(E)
      73,900  Precision Castparts                8,927
      80,000  Rockwell Collins                   4,910              ELECTRICAL EQUIPMENT (1.0%)
                                              --------                    94,500  AMETEK, Inc.                       4,848
                                                26,969
                                                                    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
AIR FREIGHT & LOGISTICS (1.8%)                                           137,500  Dolby Laboratories                 6,601(*)
      80,000  C.H. Robinson Worldwide            5,160                    30,000  FLIR Systems                       1,183(*)
      75,000  Expeditors International           3,531                    31,500  Itron, Inc.                        3,074(*)(E)
                                              --------                   130,000  Trimble Navigation                 5,179(*)(E)
                                                 8,691                                                            --------
                                                                                                                    16,037
BIOTECHNOLOGY (2.3%)
      88,500  BioMarin Pharmaceutical            3,378(*)           ENERGY EQUIPMENT & SERVICES (5.9%)
      60,000  Myriad Genetics                    2,905(*)(E)              26,500  Core Laboratories N.V.             3,626(*)
      47,500  United Therapeutics                4,537(*)                 78,000  IHS Inc.                           4,646(*)
                                              --------                   140,000  ION Geophysical                    2,294(*)
                                                10,820                   102,500  Nabors Industries                  4,309(*)(E)
                                                                          87,500  National Oilwell Varco             7,290(*)
CAPITAL MARKETS (3.4%)                                                    72,500  Smith International                5,722(E)
      43,000  Affiliated Managers Group          4,407(*)                                                         --------
      72,000  FCStone Group                      2,817(*)                                                           27,887
     128,000  Lazard Ltd.                        4,876
      56,500  Northern Trust                     4,294              FOOD & STAPLES RETAILING (1.4%)
                                              --------                   117,000  Shoppers Drug Mart                 6,565
                                                16,394
                                                                    FOOD PRODUCTS (1.1%)
CHEMICALS (2.7%)                                                         175,000  Viterra, Inc.                      2,395(*)
     125,500  Airgas, Inc.                       7,426                    23,000  Wimm-Bill-Dann Foods               2,877
     122,500  Ecolab Inc.                        5,492(E)                                                         --------
                                              --------                                                               5,272
                                                12,918
                                                                    HEALTH CARE EQUIPMENT & SUPPLIES (6.4%)
COMMERCIAL SERVICES & SUPPLIES (4.0%)                                     60,000  C. R. Bard                         5,472(E)
      16,500  Clean Harbors                      1,192(*)                 70,000  Gen-Probe                          3,986(*)
      43,000  Copart, Inc.                       1,935(*)(E)             300,000  Hologic, Inc.                      7,209(*)
     185,000  Corrections Corporation of                                  59,000  IDEXX Laboratories                 2,979(*)
               America                           4,769(*)                 20,500  Intuitive Surgical                 6,019(*)
      23,500  CoStar Group                       1,102(*)                170,000  Wright Medical Group               5,047(*)
     110,000  Covanta Holding                    3,077(*)                                                         --------
      22,500  FTI Consulting                     1,352(*)                                                           30,712
     100,000  Stericycle, Inc.                   5,830(*)
                                              --------              HEALTH CARE PROVIDERS & SERVICES (1.9%)
                                                19,257                    70,000  Express Scripts                    5,048(*)(E)
                                                                         128,500  VCA Antech                         4,031(*)
COMMUNICATIONS EQUIPMENT (1.9%)                                                                                   --------
      95,000  Harris Corp.                       6,249                                                               9,079
     110,000  Juniper Networks                   3,027(*)(E)
                                              --------              HEALTH CARE TECHNOLOGY (0.5%)
                                                 9,276                    50,000  Cerner Corp.                       2,269(*)(E)

CONSTRUCTION & ENGINEERING (2.1%)                                   HOTELS, RESTAURANTS & LEISURE (4.3%)
      38,000  Fluor Corp.                        7,089                   307,500  Melco PBL Entertainment ADR        3,656(*)(E)
      45,000  Shaw Group                         2,745(*)                 76,500  Orient-Express Hotel               3,598
                                              --------                    85,000  Penn National Gaming               3,946(*)
                                                 9,834                    84,900  Scientific Games Class A           2,745(*)(E)
                                                                         170,000  WMS Industries                     6,297(*)
DISTRIBUTORS (1.5%)                                                                                               --------
     160,000  LKQ Corp.                          3,546(*)                                                           20,242
      50,400  Central European Distribution      3,596(*)(E)
                                              --------              INTERNET SOFTWARE & SERVICES (1.5%)
                                                 7,142                    21,000  Equinix Inc.                       2,005(*)
                                                                          71,000  Omniture, Inc.                     1,750(*)
DIVERSIFIED CONSUMER SERVICES (2.8%)                                     103,500  VistaPrint Ltd.                    3,242(*)(E)
     125,000  DeVry, Inc.                        7,131(E)                                                         --------
                                                                                                                     6,997

See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Mid Cap Growth Fund cont'd
--------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                           MARKET VALUE(+)          NUMBER OF SHARES                           MARKET VALUE(+)
                                          ($000'S OMITTED)                                                    ($000'S OMITTED)
IT SERVICES (6.8%)                                                  WIRELESS TELECOMMUNICATION SERVICES (4.5%)
      82,500  Alliance Data Systems              4,953(*)                146,500  American Tower                     6,698(*)
     220,000  Cognizant Technology                                        58,500  Metropcs Communications            1,243(*)(E)
               Solutions                         7,762(*)(E)             120,000  NII Holdings                       6,024(*)
     150,000  Iron Mountain                      4,505(*)                200,000  SBA Communications                 7,444(*)(E)
      25,000  MasterCard, Inc. Class A           7,716                                                            --------
      75,000  Total System Services              1,839(E)                                                           21,409
      67,500  Visa Inc.                          5,829(*)
                                              --------              TOTAL COMMON STOCKS
                                                32,604              (COST $331,573)                                453,037

LIFE SCIENCE TOOLS & SERVICES (2.0%)                                SHORT-TERM INVESTMENTS (19.7%)
      40,500  Charles River Laboratories                              20,769,251  Neuberger Berman Prime Money
               International                     2,604(*)(E)                       Fund Trust Class                 20,769(@)(OO)
      27,500  Illumina, Inc.                     2,158(*)             72,963,298  Neuberger Berman Securities
     105,500  Pharmaceutical Product                                               Lending Quality Fund, LLC        72,963(++)
               Development                       4,664
                                              --------              TOTAL SHORT-TERM INVESTMENTS
                                                 9,426              (COST $93,732)                                  93,732
Machinery (1.6%)
      40,000  AGCO Corp.                         2,417(*)           TOTAL INVESTMENTS (114.8%)
      65,000  Danaher Corp.                      5,082              (COST $425,305)                                546,769(##)
                                              --------              Liabilities, less cash, receivables and
                                                 7,499                other assets [(14.8%)]                       (70,518)

OIL, GAS & CONSUMABLE FUELS (8.2%)                                  TOTAL NET ASSETS (100.0%)                     $476,251
     145,000  Concho Resources                   4,625(*)                                                         ========
      75,000  Continental Resources              4,813(*)
     325,000  Denbury Resources                 11,060(*)
     145,000  Range Resources                    9,535
      83,500  Southwestern Energy                3,702(*)
      85,000  XTO Energy                         5,408
                                              --------
                                                39,143

PERSONAL PRODUCTS (0.5%)
      36,500  Chattem, Inc.                      2,271(*)(E)

PHARMACEUTICALS (0.9%)
     120,000  Perrigo Co.                        4,393(E)

ROAD & RAIL (0.3%)
      35,000  J.B. Hunt Transport Services       1,219

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (2.4%)
      70,000  Cavium Networks                    1,824(*)(E)
      75,500  Microchip Technology               2,781(E)
     130,000  Microsemi Corp.                    3,562(*)
      90,000  Varian Semiconductor
               Equipment                         3,423(*)
                                              --------
                                                11,590

SOFTWARE (5.7%)
     285,000  Activision, Inc.                   9,619(*)
     125,000  ANSYS, Inc.                        5,912(*)(E)
      70,000  Autodesk, Inc.                     2,881(*)
     130,000  Citrix Systems                     4,450(*)
      60,000  Salesforce.com, Inc.               4,339(*)
                                              --------
                                                27,201

SPECIALTY RETAIL (4.5%)
      47,000  Abercrombie & Fitch                3,412
     108,500  GameStop Corp. Class A             5,382(*)
      95,500  Guess?, Inc.                       3,899
      95,000  Ross Stores                        3,479
     160,000  Urban Outfitters                   5,150(*)
                                              --------
                                                21,322

TRADING COMPANIES & DISTRIBUTORS (0.9%)
      90,000  Fastenal Co.                       4,450(E)


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Partners Fund
-------------------------------------
(UNAUDITED)


NUMBER OF SHARES                            MARKET VALUE(+)            NUMBER OF SHARES                             MARKET VALUE(+)
                                           ($000'S OMITTED)                                                        ($000'S OMITTED)
COMMON STOCKS (98.0%)                                                   INDUSTRIAL CONGLOMERATES (2.9%)
                                                                           1,181,300  General Electric                 36,289
AEROSPACE & DEFENSE (1.5%)                                                 1,497,500  McDermott International          92,890(*)
     632,900  L-3 Communications Holdings      67,967(E)                                                             ---------
                                                                                                                      129,179
AUTOMOBILES (0.8%)
     893,100  Harley-Davidson                  37,126                   INSURANCE (4.5%)
                                                                           1,302,900  Assurant, Inc.                   88,636
BANKING & FINANCIAL (0.7%)                                                    25,100  Berkshire Hathaway Class B      112,900(*)(E)
   1,112,500  Fannie Mae                       30,060                                                                ---------
                                                                                                                      201,536
BEVERAGES (2.4%)
   3,294,100  Constellation Brands             70,230(*)                IT SERVICES (3.1%)
   1,585,600  Dr. Pepper Snapple Group         39,926(*)                   1,392,800  Affiliated Computer Services     75,490(*)
                                             ---------                     1,662,830  Fidelity National Information
                                              110,156                                   Services                       66,979(E)
                                                                                                                     ---------
CAPITAL MARKETS (7.0%)                                                                                                142,469
     402,900  Goldman Sachs Group              71,076
   2,809,100  Invesco Ltd.                     78,177                   MACHINERY (2.7%)
   1,001,200  Legg Mason                       53,875(E)                   1,686,600  Terex Corp.                     120,339(*)
   1,275,200  Merrill Lynch                    56,007(E)
   1,293,500  Morgan Stanley                   57,211                   MARINE (1.7%)
                                             ---------                       844,400  DryShips Inc.                    79,205
                                              316,346
                                                                        MEDIA (1.6%)
CONSTRUCTION & ENGINEERING (3.3%)                                          1,738,600  McGraw-Hill Cos.                 72,134
   2,267,000  Chicago Bridge & Iron           103,602
   1,370,532  KBR, Inc.                        47,571                   METALS & MINING (9.4%)
                                             ---------                     1,188,200  Freeport-McMoRan Copper &
                                              151,173                                   Gold                          137,487(E)
                                                                           1,833,800  Sterlite Industries (India)
CONSUMER FINANCE (1.4%)                                                                 ADR                            40,600(*)(E)
   1,361,000  American Express                 63,082(E)                   1,561,300  Teck Cominco Class B             77,363
                                                                             531,500  United States Steel              91,795(E)
DIVERSIFIED FINANCIAL SERVICES (1.8%)                                        978,300  Xstrata PLC                      77,303
   2,242,100  Moody's Corp.                    83,137(E)                                                             ---------
                                                                                                                      424,548
ELECTRIC UTILITIES (1.9%)
   1,078,200  FirstEnergy Corp.                84,865                   MULTILINE RETAIL (3.0%)
                                                                           1,671,500  J.C. Penney                      67,261(E)
ENERGY EQUIPMENT & SERVICES (5.9%)                                         2,860,800  Macy's Inc.                      67,715(E)
   1,638,600  Halliburton Co.                  79,603(E)                                                             ---------
   1,317,500  National Oilwell Varco          109,774(*)                                                              134,976
   1,265,700  Noble Corp.                      79,917(E)
                                             ---------                  OIL, GAS & CONSUMABLE FUELS (17.4%)
                                              269,294                      1,181,700  Canadian Natural Resources      115,748
                                                                           1,931,960  Denbury Resources                65,745(*)
FINANCIAL SERVICES (1.5%)                                                    503,100  EOG Resources                    64,714(E)
   3,030,700  Citigroup Inc.                   66,342                        452,100  Exxon Mobil                      40,128
                                                                             489,900  Frontline Ltd.                   30,381(E)
FOOD PRODUCTS (1.3%)                                                         669,700  Peabody Energy                   49,504(E)
   2,431,200  ConAgra, Inc.                    57,328                      1,766,700  Petroleo Brasileiro ADR         124,552(E)
                                                                           1,103,010  Ship Finance International       33,851(E)
HEALTH CARE PROVIDERS & SERVICES (2.7%)                                    1,541,800  Southwestern Energy              68,364(*)
   1,399,900  Aetna Inc.                       66,019                      1,261,200  Suncor Energy                    86,203(E)
     979,100  WellPoint Inc.                   54,654(*)                   2,179,850  Talisman Energy                  50,703
                                             ---------                       907,407  XTO Energy                       57,729
                                              120,673                                                                ---------
                                                                                                                      787,622
HOUSEHOLD & PERSONAL PRODUCTS (1.0%)
     529,500  Energizer Holdings               43,202(*)                PERSONAL PRODUCTS (1.9%)
                                                                           2,637,200  NBTY, Inc.                       86,131(*)
HOUSEHOLD DURABLES (1.8%)
     146,300  NVR, Inc.                        82,714(*)(E)             PHARMACEUTICALS (1.8%)
                                                                           1,580,400  Shire Limited ADR                81,485(E)
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS (3.2%)                                                 REAL ESTATE INVESTMENT TRUSTS (0.9%)
     828,100  Constellation Energy Group       71,407                      2,210,500  Annaly Capital Management        39,369
   1,787,100  NRG Energy                       74,325(*)
                                             ---------
                                              145,732


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Partners Fund cont'd
--------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                            MARKET VALUE(+)
                                           ($000'S OMITTED)

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (2.1%)
   1,800,600  International Rectifier          41,738(*)
   1,698,000  Texas Instruments                55,151
                                             ---------
                                               96,889

SOFTWARE (4.0%)
   1,211,273  Check Point Software
                Technologies                   30,076(*)
   2,190,800  Microsoft Corp.                  62,043
   2,270,000  Oracle Corp.                     51,847(*)
   1,686,068  Symantec Corp.                   36,638(*)(E)
                                             ---------
                                              180,604

SPECIALTY RETAIL (1.6%)
   1,255,775  Best Buy                         58,632(E)
     470,600  TJX Cos.                         15,088
                                             ---------
                                               73,720

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
     745,800  China Mobile ADR                 55,033(E)

TOTAL COMMON STOCKS
(COST $3,285,839)                           4,434,436

SHORT-TERM INVESTMENTS (8.9%)
  61,852,325  Neuberger Berman Prime Money
               Fund Trust Class                61,852(@)(OO)
 339,204,712  Neuberger Berman Securities
                Lending Quality Fund, LLC     339,205(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $401,057)                               401,057

TOTAL INVESTMENTS (106.9%)
(COST $3,686,896)                           4,835,493(##)
Liabilities, less cash, receivables and
  other assets [(6.9%)]                      (310,938)

TOTAL NET ASSETS (100.0%)                 $ 4,524,555
                                          ===========


See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                  MARKET VALUE(+)         NUMBER OF SHARES                     MARKET VALUE(+)
                                                 ($000'S OMITTED)                                             ($000'S OMITTED)
COMMON STOCKS (107.6%)                                                          46,800  Simon Property Group           4,650
                                                                                50,300  Taubman Centers                2,704
                                                                                                                      ------
APARTMENTS (16.5%)                                                                                                    11,326
      41,300  American Campus Communities            1,256(E)
      15,500  AvalonBay Communities                  1,569(E)             SELF STORAGE (2.7%)
      28,400  BRE Properties                         1,376(E)                  17,000  Public Storage                 1,498(E)
      68,100  Equity Residential                     2,880
      11,800  Essex Property Trust                   1,410                TOTAL COMMON STOCKS
      11,700  Home Properties                          599                (COST $58,266)                              59,478
                                                    ------
                                                     9,090                SHORT-TERM INVESTMENTS (28.0%)
                                                                            1,995,466  Neuberger Berman Prime Money
COMMUNITY CENTERS (4.9%)                                                               Fund Trust Class                1,995(@)(OO)
      22,100  Acadia Realty Trust                      547                 13,491,314  Neuberger Berman Securities
      13,000  Equity One                               302(E)                          Lending Quality Fund, LLC      13,491(++)
      18,700  Federal Realty Investment
              Trust                                  1,507(E)             TOTAL SHORT-TERM INVESTMENTS
       9,500  Tanger Factory Outlet Centers            363                (COST $15,444)                              15,486
                                                    ------
                                                     2,719
DIVERSIFIED (6.6%)                                                        TOTAL INVESTMENTS (135.6%)
      37,200  Vornado Realty Trust                   3,636                (COST $73,710)                              74,964(##)
                                                                          Liabilities, less cash, receivables and
HEALTH CARE (12.1%)                                                       other assets [(35.6%)]                     (19,675)
      61,700  HCP, Inc.                              2,114
      17,500  Health Care REIT                         845                TOTAL NET ASSETS (100.0%)                $  55,289
      35,800  Nationwide Health Properties           1,222                                                         =========
      53,100  Ventas, Inc.                           2,531
                                                    ------
                                                     6,712
HOTELS, RESTAURANTS & LEISURE (1.7%)
      69,200  DiamondRock Hospitality                  949

INDUSTRIAL (9.8%)
      31,100  AMB Property                           1,833
      58,200  ProLogis                               3,604
                                                    ------
                                                     5,437
LODGING (2.7%)
      86,300  Host Hotels & Resorts                  1,483(E)

OFFICE (20.4%)
      17,750  Alexandria Real Estate
              Equities                               1,851(E)
      27,900  Boston Properties                      2,727
      24,550  Brookfield Asset Management
              Class A                                  904(E)
      40,070  Corporate Office Properties
              Trust                                  1,519(E)
      58,300  Douglas Emmett                         1,428
      14,100  Kilroy Realty                            769
      20,900  SL Green Realty                        2,084(E)
                                                    ------
                                                    11,282
OFFICE - INDUSTRIAL (5.1%)
      39,300  Digital Realty Trust                   1,662(E)
      45,200  Duke Realty                            1,161(E)
                                                    ------
                                                     2,823
REAL ESTATE INVESTMENT TRUSTS (4.6%)
      33,700  Plum Creek Timber Company              1,576
      19,900  Rayonier Inc.                            947
                                                    ------
                                                     2,523
REGIONAL MALLS (20.5%)
      59,800  General Growth Properties              2,485
      37,800  Kimco Realty                           1,487


See Notes to Schedule of Investments

                                                                                                               MAY 31, 2008

SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------
(UNAUDITED)



NUMBER OF SHARES                             MARKET VALUE(+)         NUMBER OF SHARES                            MARKET VALUE(+)
                                            ($000'S OMITTED)                                                     ($000s OMITTED)
COMMON STOCKS (97.9%)                                                HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
                                                                          33,000  Covidien Ltd.                     1,653
AEROSPACE & DEFENSE (3.5%)
     27,700  Embraer-Empresa Brasileira de                           HEALTH CARE PROVIDERS & SERVICES (3.1%)
              Aeronautica ADR                  1,039(E)                   35,900  Aetna Inc.                        1,693
     13,900  L-3 Communications Holdings       1,493                      36,300  CIGNA Corp.                       1,474
     78,900  Spirit Aerosystems Holdings                                  27,300  Coventry Health Care              1,256(*)(E)
               Class A                         2,354(*)                                                            --------
                                              --------                                                              4,423
                                               4,886
                                                                     HOTELS, RESTAURANTS & LEISURE (1.9%)
AUTO COMPONENTS (1.2%)                                                    52,600  Brinker International             1,153
     32,700  WABCO Holdings                    1,709                      45,800  Darden Restaurants                1,569
                                                                                                                   --------
AUTOMOBILES (0.5%)                                                                                                  2,722
     18,200  Harley-Davidson                     757
                                                                     HOUSEHOLD DURABLES (3.0%)
BEVERAGES (1.2%)                                                          92,500  D.R. Horton                       1,176(E)
     79,400  Constellation Brands              1,693(*)                    3,700  NVR, Inc.                         2,092(*)
                                                                          12,400  Whirlpool Corp                      913
CAPITAL MARKETS (5.9%)                                                                                             --------
     92,300  Invesco Ltd.                      2,569                                                                4,181
    114,900  Jefferies Group                   2,068(E)
     34,100  Legg Mason                        1,835                 HOUSEHOLD PRODUCTS (1.1%)
     43,600  Morgan Stanley                    1,928                      19,200  Energizer Holdings                1,567(*)
                                              --------
                                               8,400                 INDEPENDENT POWER PRODUCERS
                                                                     & ENERGY TRADERS (4.6%)
COMMERCIAL BANKS (2.4%)                                                   27,700  Constellation Energy Group        2,388
     42,500  Colonial BancGroup                  260                     178,300  Dynegy Inc.                       1,680(*)
    150,800  National City                       881(E)                    4,200  Mirant Corp.                        171(*)
     53,800  Zions Bancorp                     2,318(E)                   56,100  NRG Energy                        2,333(*)
                                              --------                                                             --------
                                               3,459                                                                6,572

COMMUNICATIONS EQUIPMENT (1.3%)                                      INDUSTRIAL CONGLOMERATES (1.9%)
   1 89,800  Arris Group                       1,777(*)                   42,300  McDermott International           2,624(*)

CONSTRUCTION & ENGINEERING (2.1%)                                    INSURANCE (3.8%)
     65,600  Chicago Bridge & Iron             2,998                      46,700  Assurant, Inc.                    3,177
                                                                          40,800  StanCorp Financial Group          2,244
DIVERSIFIED FINANCIAL SERVICES (1.1%)                                                                              --------
     41,700  Moody's Corp.                     1,546                                                                5,421

ELECTRIC UTILITIES (5.8%)                                            IT SERVICES (2.6%)
     61,900  DPL Inc.                          1,759                      50,200  Affiliated Computer Services      2,721(*)
     11,400  Entergy Corp.                     1,377                      25,000  Fidelity National Information
     37,100  FirstEnergy Corp.                 2,920                               Services                         1,007
     41,700  PPL Corp.                         2,140                                                               --------
                                              --------                                                              3,728
                                               8,196
                                                                     MACHINERY (4.2%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)                                 23,600  Eaton Corp.                       2,282
     35,600  Anixter International             2,314(*)                   50,800  Terex Corp.                       3,624(*)
     66,800  Avnet, Inc.                       1,972(*)                                                            --------
     80,700  Ingram Micro                      1,463(*)                                                             5,906
                                              --------
                                               5,749                 MARINE (1.7%)
                                                                          71,000  Eagle Bulk Shipping               2,367
ENERGY EQUIPMENT & SERVICES (4.9%)
     30,100  National Oilwell Varco            2,508(*)              MEDIA (1.5%)
     39,800  Noble Corp.                       2,513                      49,900  McGraw-Hill Cos.                  2,070
     26,400  Oceaneering International         1,884(*)
                                              --------               METALS & MINING (8.6%)
                                               6,905                      10,800  Cleveland-Cliffs                  1,152
                                                                          39,200  Freeport-McMoRan Copper &
FOOD PRODUCTS (2.4%)                                                               Gold                             4,536
     89,200  ConAgra, Inc.                     2,104                      69,400  Sterlite Industries (India) ADR   1,537(*)
     42,000  Smithfield Foods                  1,314(*)(E)                48,400  Teck Cominco Class B              2,398
                                              --------
                                               3,418


See Notes to Schedule of Investments

                                                                    MAY 31, 2008

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                            MARKET VALUE(+)
                                            ($000s OMITTED)

     14,800  United States Steel               2,556
                                              --------
                                              12,179

MULTILINE RETAIL (2.4%)
     43,300  J.C. Penney                       1,743
     72,800  Macy's Inc.                       1,723
                                              --------
                                               3,466

OIL, GAS & CONSUMABLE FUELS (9.7%)
     32,300  Canadian Natural Resources        3,164
     65,800  Denbury Resources                 2,239(*)
     10,849  Ship Finance International          333(E)
     42,600  Southwestern Energy               1,889(*)
     95,380  Talisman Energy                   2,218
     23,500  Whiting Petroleum                 2,198(*)
     26,377  XTO Energy                        1,678
                                              --------
                                              13,719

PERSONAL PRODUCTS (2.0%)
     87,600  NBTY, Inc.                        2,861(*)

PHARMACEUTICALS (3.1%)
     72,700  Endo Pharmaceuticals Holdings     1,791(*)
     49,000  Shire Limited ADR                 2,527
                                              --------
                                               4,318

REAL ESTATE INVESTMENT TRUSTS (3.2%)
    113,400  Annaly Capital Management         2,019
     34,900  Developers Diversified Realty     1,385
      9,800  Ventas, Inc.                        467
      7,100  Vornado Realty Trust                694
                                              --------
                                               4,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
     48,200  International Rectifier           1,117(*)

SOFTWARE (1.1%)
     87,200  Cadence Design Systems            1,013(*)
     23,400  Check Point Software
              Technologies                       581(*)
                                              --------
                                               1,594

TOTAL COMMON STOCKS
(COST $117,249)                              138,546

SHORT-TERM INVESTMENTS (8.1%)
  2,867,267  Neuberger Berman Prime Money
              Fund Trust Class                 2,867(@)(OO)
  8,548,809  Neuberger Berman Securities
              Lending Quality Fund, LLC        8,549(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $11,416)                                11,416

TOTAL INVESTMENTS (106.0%)
(COST $128,665)                              149,962(##)
Liabilities, less cash, receivables and
 other assets [(6.0%)]                        (8,458)

TOTAL NET ASSETS (100.0%)                  $ 141,504
                                          ===========


See Notes to Schedule of Investments


                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS Research Opportunities Fund
---------------------------------------------------
(UNAUDITED)




NUMBER OF SHARES                               MARKET VALUE(+)           NUMBER OF SHARES                            MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (99.8%)                                                    DIVERSIFIED TELECOMMUNICATION (2.0%)
                                                                              2,745      AT&T Inc.                           110
AEROSPACE & DEFENSE (0.5%)
       355      Northrop Grumman                     27                  ELECTRIC UTILITIES (2.4%)
                                                                                309      Allegheny Energy                     17
AIR FREIGHT & LOGISTICS (0.9%)                                                  459      Exelon Corp.                         40
       688      United Parcel Service                49                         233      FirstEnergy Corp.                    18
                                                                                385      FPL Group                            26
AUTO COMPONENTS (1.7%)                                                          103      ITC Holdings                          6
     1,730      WABCO Holdings                       90                         385      PPL Corp.                            20
                                                                                                                           ------
BEVERAGES (1.2%)                                                                                                             127
     2,940      Constellation Brands                 63(*)
                                                                         ELECTRICAL EQUIPMENT (1.4%)
BIOTECHNOLOGY (2.0%)                                                          1,287      Rockwell Automation                  75
       587      Genentech, Inc.                      42(*)
       411      Genzyme Corp.                        28(*)               ENERGY (2.4%)
       692      Gilead Sciences                      38(*)                      305      Dresser-Rand Group                   12(*)
                                                  ------                      1,821      XTO Energy                          116
                                                    108                                                                    ------
                                                                                                                             128
CAPITAL MARKETS (3.7%)
     2,109      Bank of New York Mellon              94                  FOOD & STAPLES RETAILING (1.6%)
     1,454      State Street                        105                         649      CVS Corp.                            28
                                                  ------                      1,014      Wal-Mart Stores                      58
                                                    199                                                                    ------
                                                                                                                              86
CHEMICALS (2.2%)
       194      Air Products & Chemicals             20                  FOOD PRODUCTS (1.6%)
       422      Airgas, Inc.                         25                       1,422      Ralcorp Holdings                     85(*)
       455      Ecolab Inc.                          20
       688      Nalco Holding                        17                  GAS UTILITIES (0.3%)
       350      Praxair, Inc.                        33                         157      New Jersey Resources                  5
                                                  ------                        194      Questar Corp.                        13
                                                    115                                                                    ------
                                                                                                                              18
COMMERCIAL BANKS (2.2%)
       425      PNC Financial Services Group         27                  HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
     3,365      Wells Fargo                          93                         783      Baxter International                 48
                                                  ------                      1,298      Boston Scientific                    17(*)
                                                    120                       1,307      Covidien Ltd.                        66
                                                                                788      Zimmer Holdings                      57(*)
COMMUNICATIONS EQUIPMENT (4.6%)                                                                                            ------
     2,920      Arris Group                          27(*)                                                                   188
     4,470      Cisco Systems                       119(*)
     1,392      Corning Inc.                         38                  HEALTH CARE PROVIDERS & SERVICES (0.9%)
     2,240      Nokia Corp. ADR                      64                         569      Aetna Inc.                           27
                                                  ------                        610      Health Net                           19(*)
                                                    248                                                                    ------
                                                                                                                              46
COMPUTER RELATED (1.3%)
       373      Apple, Inc.                          70(*)               HOUSEHOLD PRODUCTS (2.8%)
                                                                                602      Energizer Holdings                   49(*)
COMPUTERS & PERIPHERALS (2.4%)                                                1,535      Procter & Gamble                    102
     2,338      Dell Inc.                            54(*)                                                                 ------
       587      IBM                                  76                                                                      151
                                                  ------
                                                    130                  INDEPENDENT POWER PRODUCERS
                                                                         & ENERGY TRADERS (0.2%)
CONSUMER FINANCE (0.4%)                                                         314      NRG Energy                           13(*)
       486      American Express                     23
                                                                         INDUSTRIAL CONGLOMERATES (0.9%)
CONTAINERS & PACKAGING (0.1%)                                                   633      3M Co.                               49
       261      Pactiv Corp.                          6(*)
                                                                         INSURANCE (5.2%)
DIVERSIFIED FINANCIAL SERVICES (3.6%)                                         1,914      American International Group         69
     4,694      Citigroup Inc.                      103                         533      Endurance Specialty Holdings         18
     2,108      J.P. Morgan Chase                    90                          59      Everest Re Group                      5
                                                  ------                        301      Hartford Financial Services Group    22
                                                    193                         405      Lincoln National                     22
                                                                              1,203      MetLife, Inc.                        72

See Notes to Schedule of Investments


                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS Research Opportunities Fund cont'd
----------------------------------------------------------
(UNAUDITED)




NUMBER OF SHARES                               MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
       694      Prudential Financial                 52                PHARMACEUTICALS (3.2%)
       578      Willis Group Holdings                21                     1,150      Abbott  Laboratories                 65
                                                  ------                    1,600      Johnson & Johnson                   107
                                                    281                                                                  ------
                                                                                                                           172
IT SERVICES (0.1%)
       320      Western Union                         8                SEMICONDUCTORS & SEMICONDUCTOR

LIFE SCIENCE TOOLS & SERVICES (1.6%)                                   EQUIPMENT (2.3%)
       648      Charles River Laboratories                                  3,425      Applied Materials                    68
                 International                       42(*)                    263      MEMC Electronic Materials            18(*)
       699      Thermo Fisher Scientific             41(*)                  1,092      Texas Instruments                    35
                                                  ------                                                                 ------
                                                     83                                                                    121

MACHINERY (8.2%)                                                       SOFTWARE (5.5%)
       653      Caterpillar Inc.                     54                     1,724      Adobe Systems                        76(*)
       990      Danaher Corp.                        77                     1,289      Intuit Inc.                          37(*)
       567      Dover Corp.                          31                     5,027      Microsoft Corp.                     143
       991      Eaton Corp.                          96                     1,667      Oracle Corp.                         38(*)
       496      Illinois Tool Works                  27                                                                  ------
     1,668      Ingersoll-Rand                       73                                                                    294
     1,110      Terex Corp.                          79(*)
                                                  ------               SPECIALTY RETAIL (3.8%)
                                                    437                     2,884      PETsMART, Inc.                       68
                                                                              726      Tiffany & Co.                        35
MEDIA (2.8%)                                                                3,207      TJX Cos.                            103
       743      CBS Corp. Class B                    16                                                                  ------
     4,456      Comcast Corp. Class A Special        99                                                                    206
     1,524      News Corp.  Class A                  27
       273      Viacom Inc. Class B                  10(*)             WIRELESS TELECOMMUNICATION SERVICES (1.5%)
                                                  ------                      326      American Tower                       15(*)
                                                    152                       165      Crown Castle International            7(*)
                                                                              230      NII Holdings                         11(*)
METALS & MINING (1.3%)                                                        318      SBA Communications                   12(*)
       480      Freeport-McMoRan Copper & Gold       55                     3,849      Sprint Nextel                        36
       315      Teck Cominco Class B                 16                                                                  ------
                                                  ------                                                                    81
                                                     71
                                                                       TOTAL COMMON STOCKS                               5,356
MULTI-UTILITIES (0.6%)                                                 (COST $4,958)
       378      Public Service Enterprise Group      17
       277      Sempra Energy                        16                SHORT-TERM INVESTMENTS (0.5%)
                                                  ------                   25,155      Neuberger Berman Prime Money
                                                     33                                  Fund Trust Class                   25(@)
                                                                                        (COST $25)
MUTUAL FUNDS (2.3%)
       858      S&P 500 Depositary Receipts         120                TOTAL INVESTMENTS (100.3%)                        5,381(##)
                                                                       (COST $4,983)
OFFICE ELECTRONICS (0.1%)                                              Liabilities, less cash, receivables and
       391      Xerox Corp.                           5                  other assets  [(0.3%)]                            (14)

OIL, GAS & CONSUMABLE FUELS (11.5%)                                    TOTAL NET ASSETS (100.0%)                      $  5,367
     1,165      Concho Resources                     37(*)                                                            =========
     1,638      Denbury Resources                    56(*)
     2,273      Exxon Mobil                         202
     1,235      Occidental Petroleum                114
     1,329      Quicksilver Resources                48(*)
       874      Range Resources                      57
       318      Southwestern Energy                  14(*)
     1,286      Suncor Energy                        88
                                                  ------
                                                    616

PAPER & FOREST PRODUCTS (0.1%)
        91      Weyerhaeuser Co.                      6

PERSONAL PRODUCTS (2.9%)
     1,212      Chattem, Inc.                        76(*)
     2,367      NBTY, Inc.                           77(*)
                                                  ------
                                                    153


See Notes to Schedule of Investments


                                                                                                                       MAY 31, 2008


SCHEDULE OF INVESTMENTS Select Equities Fund
--------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                                 MARKET VALUE(+)          NUMBER OF SHARES                         MARKET VALUE(+)
                                                ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (84.7%)                                                       SHORT-TERM INVESTMENTS (16.2%)
                                                                                 981,063  NEUBERGER BERMAN PRIME MONEY
AIR FREIGHT & LOGISTICS (10.6%)                                                            FUND TRUST CLASS
       3,573  C.H. Robinson Worldwide                  230                                 (COST $981)                      981(@)
       5,003  Expeditors International                 236
       2,460  United Parcel Service                    175                  TOTAL INVESTMENTS (100.9%)
                                                     ------                 (COST $5,829)                                 6,112(##)
                                                       641                  Liabilities, less cash, receivables and other
CAPITAL MARKETS (6.1%)                                                         assets [(0.9%)]                              (53)
       1,133  BlackRock, Inc.                          255
         650  Goldman Sachs Group                      115                  TOTAL NET ASSETS (100.0%)                  $  6,059
                                                     ------                                                            =========
                                                       370
CHEMICALS (7.7%)
       3,858  Ecolab Inc.                              173
         942  Monsanto Co.                             120
       1,847  Praxair, Inc.                            176
                                                     ------
                                                       469
DIVERSIFIED FINANCIAL SERVICES (3.8%)
       5,325  J.P. Morgan Chase                        229

ELECTRIC UTILITIES (11.4%)
       1,890  Entergy Corp.                            228
       2,652  Exelon Corp.                             233
       3,403  FPL Group                                230
                                                     ------
                                                       691
HOUSEHOLD PRODUCTS (2.9%)
       2,627  Procter & Gamble                         173

IT SERVICES (2.9%)
       7,419  Western Union                            175

METALS & MINING (1.8%)
         975  Freeport-McMoRan Copper &
              Gold                                     113

MULTI-UTILITIES (2.8%)
       2,916  Sempra Energy                            169

OIL, GAS & CONSUMABLE FUELS (13.8%)
       4,382  Enbridge Inc.                            196
       2,469  Petroleo Brasileiro ADR                  174
       4,366  Suncor Energy                            298
       2,610  XTO Energy                               166
                                                     ------
                                                       834
PHARMACEUTICALS (2.9%)
       3,136  Abbott Laboratories                      177

REAL ESTATE MANAGEMENT & DEVELOPMENT (3.3%)
       5,462  Brookfield Asset Management
              Class A                                  201

TOBACCO (3.8%)
       4,389  Philip Morris International              231(*)

WIRELESS TELECOMMUNICATION SERVICES (10.9%)
       7,886  American Tower                           360(*)
       7,013  Crown Castle International               298(*)
                                                     ------
                                                       658
TOTAL COMMON STOCKS
(COST $4,848)                                        5,131


See Notes to Schedule of Investments


                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Small and Mid Cap Growth Fund
-----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                 MARKET VALUE(+)     NUMBER OF SHARES                                MARKET VALUE(+)
                                                ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (93.3%)                                               IT SERVICES (5.2%)
                                                                            2,000       Alliance Data Systems               120(*)
AEROSPACE & DEFENSE (7.3%)                                                  4,000       Cognizant Technology Solutions      141(*)
       18,000       CAE, Inc.                          239                  2,000       Visa Inc.                           173(*)
        3,700       HEICO Corp.                        188                                                                 -------
        1,500       Precision Castparts                181                                                                  434
                                                     -------        LIFE SCIENCE TOOLS & SERVICES (5.0%)
                                                       608
AIR FREIGHT & LOGISTICS (2.3%)                                              2,000       Charles River Laboratories
        3,000       C.H. Robinson Worldwide            194                                International                     128(*)
                                                                            2,400       ICON PLC                            169(*)
BIOTECHNOLOGY (1.5%)                                                        1,600       Illumina, Inc.                      126(*)
        1,300       United Therapeutics                124(*)                                                              -------
                                                                                                                            423
CAPITAL MARKETS (2.4%)                                              MACHINERY (1.7%)
        3,000       Lazard Ltd.                        114                  2,400       Axsys Technologies                  142(*)
        4,300       Riskmetrics Group                   89(*)
                                                     -------        MARINE (1.0%)
                                                       203                  1,500       Kirby Corp.                          83(*)
COMMERCIAL SERVICES & SUPPLIES (8.0%)
        6,700       Cornell Companies                  149(*)       OIL, GAS & CONSUMABLE FUELS (8.9%)
        3,500       Covanta Holding                     98(*)               3,700       Arena Resources                     185(*)
        1,600       FTI Consulting                      96(*)               7,000       Concho Resources                    224(*)
        3,000       IHS Inc.                           178(*)               6,000       Denbury Resources                   204(*)
        2,500       Stericycle, Inc.                   146(*)               3,000       Southwestern Energy                 133(*)
                                                     -------                                                               -------
                                                       667                                                                  746
DISTRIBUTORS (2.0%)                                                 PHARMACEUTICALS (1.5%)
        2,300       Central European Distribution      164(*)               3,500       Perrigo Co.                         128

DIVERSIFIED CONSUMER SERVICES (3.8%)                                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
        1,800       Capella Education                  117(*)               4,550       Varian Semiconductor Equipment      173(*)
        1,000       Strayer Education                  200
                                                     -------        SOFTWARE (9.2%)
                                                       317                  7,500       Activision, Inc.                    253(*)
DIVERSIFIED FINANCIAL SERVICES (2.1%)                                       2,500       ANSYS, Inc.                         118(*)
        1,250       IntercontinentalExchange Inc.      173(*)               3,000       Citrix Systems                      103(*)
                                                                            4,900       Concur Technologies                 180(*)
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)                                   6,000       Nuance Communications               118(*)
        3,500       Dolby Laboratories                 168(*)                                                              -------
        3,000       Trimble Navigation                 120(*)                                                               772
                                                     -------        SPECIALTY RETAIL (3.3%)
                                                       288                  3,000       GameStop Corp. Class A              149(*)
ENERGY SERVICES & EQUIPMENT (1.2%)                                          4,000       Urban Outfitters                    129(*)
          750       Core Laboratories N.V.             103(*)                                                              -------
                                                                                                                            278
FOOD & STAPLES RETAILING (2.3%)                                     WIRELESS TELECOMMUNICATION SERVICES (3.3%)
        3,500       Shoppers Drug Mart                 196
                                                                            7,500       SBA Communications                  279(*)
FOOD PRODUCTS (1.9%)                                                TOTAL COMMON STOCKS
        6,400       Chiquita Brands International      156(*)       (COST $6,739)                                         7,816

HEALTH CARE EQUIPMENT & SUPPLIES (6.7%)                             SHORT-TERM INVESTMENTS (6.6%)
        1,500       C.R. Bard                          137                555,168       Neuberger Berman Prime Money
        5,200       Hologic, Inc.                      125(*)                            Fund Trust Class (COST $555)       555(@)
          500       Intuitive Surgical                 147(*)       TOTAL INVESTMENTS (99.9%)
        5,100       Wright Medical Group               151(*)       (COST $7,294)                                         8,371(##)
                                                     -------        Cash, receivables and other assets, less
                                                       560            liabilities (0.1%)                                      10
HOTELS, RESTAURANTS & LEISURE (5.4%)
        6,200       Orient-Express Hotel               291          TOTAL NET ASSETS (100.0%)                         $    8,381
        4,450       WMS Industries                     165(*)                                                         ===========
                                                     -------
                                                       456
INTERNET SOFTWARE & SERVICES (1.8%)
        4,700       Vocus, Inc.                        149(*)




See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008

SCHEDULE OF INVESTMENTS Small Cap Growth Fund
---------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                           MARKET VALUE(+)          NUMBER OF SHARES                           MARKET VALUE(+)
                                          ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (97.9%)                                               HOTELS, RESTAURANTS & LEISURE (5.4%)
                                                                         207,300  Orient-Express Hotel             9,752
AEROSPACE & DEFENSE (6.2%)                                                76,950  WMS Industries                   2,850(*)
     143,400  Aerovironment Inc.               3,812(*)(E)                                                        -------
     425,500  CAE, Inc.                        5,642                                                              12,602
      98,900  HEICO Corp.                      5,017(E)
                                              -------               HOUSEHOLD DURABLES (1.3%)
                                              14,471                      69,600  Gafisa SA ADR                    3,110(E)

AIR FREIGHT & LOGISTICS (1.6%)                                      INTERNET SOFTWARE & SERVICES (7.6%)
     102,600  Hub Group Class A                3,702(*)                  125,000  GigaMedia Ltd.                   2,205(*)
                                                                          68,500  Open Text                        2,460(*)
BIOTECHNOLOGY (2.8%)                                                      51,900  SINA Corp.                       2,765(*)
      73,300  Martek Biosciences               2,768(*)(E)                39,500  Sohu.com Inc.                    3,457(*)
      40,200  United Therapeutics              3,839(*)                  202,100  Switch and Data Facilities       3,607(*)(E)
                                              -------                    102,000  Vocus, Inc.                      3,241(*)(E)
                                               6,607                                                              -------
                                                                                                                  17,735
CAPITAL MARKETS (5.3%)
      30,300  Affiliated Managers Group        3,106(*)             LIFE SCIENCE TOOLS & SERVICES (4.3%)
     112,100  KBW Inc.                         2,760(*)(E)                43,500  ICON PLC                         3,067(*)
     150,000  Riskmetrics Group                3,109(*)(E)                39,100  Illumina, Inc.                   3,069(*)(E)
      91,600  Waddell & Reed Financial         3,239                      50,400  Techne Corp.                     3,956(*)
                                              -------                                                             -------
                                              12,214                                                              10,092

CHEMICALS (2.6%)                                                    MACHINERY (6.6%)
     174,400  Calgon Carbon                    3,090(*)(E)                60,100  Axsys Technologies               3,555(*)
      78,200  Rockwood Holdings                2,872(*)                   42,000  Bucyrus International            2,973
                                              -------                     50,000  Kaydon Corp.                     3,055(E)
                                               5,962                      25,800  Lindsay Corp.                    2,709(E)
                                                                          27,200  Valmont Industries               3,124
COMMERCIAL SERVICES & SUPPLIES (3.4%)                                                                             -------
     167,800  Cornell Companies                3,732(*)                                                           15,416
      32,400  FTI Consulting                   1,946(*)
      93,700  Geo Group                        2,154(*)             MARINE (1.8%)
                                              -------                     70,000  Eagle Bulk Shipping              2,334
                                               7,832                      35,000  Kirby Corp.                      1,948(*)
                                                                                                                  -------
DISTRIBUTORS (3.2%)                                                                                                4,282
      67,900  Central European Distribution    4,845(*)(E)
     116,300  LKQ Corp.                        2,577(*)             MULTILINE RETAIL (1.5%)
                                              -------                    275,000  Fred's Inc.                      3,451(E)
                                               7,422
                                                                    OIL, GAS & CONSUMABLE FUELS (8.4%)
DIVERSIFIED CONSUMER SERVICES (4.3%)                                      43,800  Alpha Natural Resources          3,578(*)(E)
      51,900  Capella Education                3,369(*)(E)                94,700  Arena Resources                  4,742(*)(E)
      38,000  New Oriental Education &                                    53,300  Carrizo Oil & Gas                3,569(*)
               Technology ADR                  2,498(*)                  147,100  Concho Resources                 4,692(*)
      21,200  Strayer Education                4,238                     145,200  Parallel Petroleum               3,051(*)
                                              -------                                                             -------
                                              10,105                                                              19,632

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)                           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
      99,200  FLIR Systems                     3,911(*)                  141,600  Cavium Networks                  3,690(*)(E)
      25,900  Itron, Inc.                      2,527(*)(E)               150,700  Varian Semiconductor
                                              -------                              Equipment                       5,731(*)
                                               6,438                                                              -------
                                                                                                                   9,421
FOOD PRODUCTS (3.1%)
     173,900  Chiquita Brands International    4,232(*)(E)          SOFTWARE (9.7%)
     139,500  Diamond Foods                    2,860                      89,900  ANSYS, Inc.                      4,252(*)
                                              -------                    124,800  Concur Technologies              4,576(*)(E)
                                               7,092                     224,300  Nuance Communications            4,423(*)(E)
                                                                         107,900  Solera Holdings                  2,943(*)
HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)                                  115,000  THQ Inc.                         2,467(*)(E)
      36,800  Edwards Lifesciences             2,124(*)                  105,400  Ultimate Software Group          3,987(*)(E)
     188,800  Natus Medical                    4,070(*)                                                           -------
     114,100  Wright Medical Group             3,388(*)                                                           22,648
     103,000  Zoll Medical                     3,734(*)
                                              -------
                                              13,316


See Notes to Schedule of Investments

                                                                    MAY 31, 2008


SCHEDULE OF INVESTMENTS Small Cap Growth Fund cont'd
----------------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                           MARKET VALUE(+)
                                          ($000'S OMITTED)

SPECIALTY RETAIL (2.3%)
      59,700  GameStop Corp. Class A           2,961(*)
      50,300  Gymboree Corp.                   2,321(*)(E)
                                             --------
                                               5,282

WIRELESS TELECOMMUNICATION SERVICES (3.9%)
     244,600  SBA Communications               9,104(*)

TOTAL COMMON STOCKS
(COST $194,596)                              227,936

SHORT-TERM INVESTMENTS (26.6%)
   3,533,593  Neuberger Berman Prime Money
               Fund Trust Class                3,534(@)(OO)
  58,238,828  Neuberger Berman Securities
               Lending Quality Fund, LLC      58,239(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $61,651)                                61,773

TOTAL INVESTMENTS (124.5%)
(COST $256,247)                              289,709(##)
Liabilities, less cash, receivables and
  other assets [(24.5%)]                     (56,938)

TOTAL NET ASSETS (100.0%)                  $ 232,771
                                           ==========



See Notes to Schedule of Investments

                                                                                                                        MAY 31, 2008


SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                               MARKET VALUE(+)          NUMBER OF SHARES                             MARKET VALUE(+)
                                              ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (95.9%)                                                   OIL, GAS & CONSUMABLE FUELS (8.6%)
                                                                           1,383,600  BG Group PLC                        34,698
AUTO COMPONENTS (1.8%)                                                       348,525  BP PLC ADR                          25,272
     455,550  BorgWarner, Inc.                      23,557                   184,519  Cimarex Energy                      12,573
                                                                             595,250  Newfield Exploration                37,644(*)
AUTOMOBILES (1.8%)                                                                                                   ------------
     228,050  Toyota Motor ADR                      23,273                                                               110,187

BIOTECHNOLOGY (3.4%)                                                    PHARMACEUTICALS (1.7%)
     553,200  Genzyme Corp.                         37,872(*)                331,100  Novo Nordisk A/S Class B            21,546
     593,950  Medarex, Inc.                          5,173(*)
                                               ------------             REAL ESTATE INVESTMENT TRUSTS (4.9%)
                                                    43,045                   692,950  General Growth Properties           28,799
                                                                             971,000  Weingarten Realty Investors         33,500
CAPITAL MARKETS (8.2%)                                                                                               ------------
     982,742  Bank of New York Mellon               43,762                                                                62,299
   1,356,464  Charles Schwab                        30,086
     369,200  Merrill Lynch                         16,215              ROAD & RAIL (2.9%)
     210,175  State Street                          15,137                   653,775  Canadian National Railway           36,879
                                               ------------
                                                   105,200              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.3%)
                                                                           2,490,375  Altera Corp.                        57,627
COMMERCIAL SERVICES & SUPPLIES (2.7%)                                      1,100,750  Texas Instruments                   35,753
     548,675  Manpower Inc.                         34,567                                                           ------------
                                                                                                                          93,380
CONSUMER FINANCE (3.0%)
     819,225  American Express                      37,971              SOFTWARE (2.5%)
                                                                           1,104,775  Intuit Inc.                         31,994(*)
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.0%)
     823,100  Anixter International                 53,510(*)           TOTAL COMMON STOCKS
   1,535,033  National Instruments                  48,752              (COST $1,068,808)                              1,227,236
                                               ------------
                                                   102,262              SHORT-TERM INVESTMENTS (0.1%)
                                                                           1,374,114  Neuberger Berman Securities
ENERGY EQUIPMENT & SERVICES (2.8%)                                                     Lending Quality Fund, LLC
     458,800  Smith International                   36,209                             (COST $1,374)                       1,374(++)

HEALTH CARE PROVIDERS & SERVICES (3.6%)                                 PRINCIPAL AMOUNT
   1,362,625  UnitedHealth Group                    46,615
                                                                        REPURCHASE AGREEMENTS (4.0%)
INDUSTRIAL CONGLOMERATES (2.7%)                                         $ 50,545,000   Repurchase Agreement with Fixed
     439,275  3M Co.                                34,070                             Income Clearing Corp., 1.88%, due
                                                                                       6/2/08, dated 5/30/08, Maturity
INSURANCE (6.6%)                                                                       Value $50,552,919, Collateralized
   2,107,950  Progressive Corp.                     42,285(E)                          by $51,105,000, Freddie Mac,
   1,165,250  Willis Group Holdings                 41,751                             3.88%, due 6/15/08 (Collateral
                                               ------------                            Value $52,063,219)
                                                    84,036                             (COST $50,545)                     50,545(#)

IT SERVICES (1.7%)                                                      CERTIFICATES OF DEPOSIT (0.0%)
   1,093,725  Euronet Worldwide                     21,393(*)                100,000  Carver Federal Savings,
                                                                                       2.75%, due 6/29/08                    100
LIFE SCIENCE TOOLS & SERVICES (0.9%)                                         100,000  Self Help Credit Union,
     166,500  Millipore Corp.                       12,096(*)                          2.72%, due 8/16/08                    100
                                                                             100,000  Shorebank Chicago, 2.45%, due
MACHINERY (4.4%)                                                                       7/28/08                               100
     720,525  Danaher Corp.                         56,331                   100,000  Shorebank Pacific, 1.91%, due
                                                                                       8/2/08                                100
MEDIA (11.7%)
   2,645,275  Comcast Corp. Class A Special         58,963              TOTAL CERTIFICATES OF DEPOSIT
   1,200,675  E.W. Scripps                          56,552              (COST $400)                                          400(#)
     572,777  Liberty Global Class A                20,534(*)
     399,361  Liberty Global Class C                13,490(*)
                                               ------------
                                                   149,539

MULTI-UTILITIES (4.7%)
   3,453,388  National Grid                         51,032
     131,343  National Grid ADR                      9,755
                                               ------------
                                                    60,787

See Notes to Schedule of Investments

                                                                    MAY 31, 2008


SCHEDULE OF INVESTMENTS Socially Responsive Fund cont'd
-------------------------------------------------------
(UNAUDITED)


TOTAL INVESTMENTS (100.0%)
(COST $1,121,127)                                1,279,555(##)
Cash, receivables and other assets, less
  liabilities (0.0%)                                   176

TOTAL NET ASSETS (100.0%)                      $ 1,279,731
                                               ============


See Notes to Schedule of Investments

                                                        MAY 31, 2008 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(+) Investments in equity securities by each fund are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each fund seeks to obtain quotations from principal market makers. If market quotations are not readily available, securities are valued by methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)   At cost, which approximates market value.

(##) At May 31, 2008, selected fund information on a U.S. federal income tax basis was as follows:


(000'S OMITTED)                                                        GROSS                   GROSS              NET UNREALIZED
NEUBERGER BERMAN                                                  UNREALIZED              UNREALIZED                APPRECIATION
                                                COST            APPRECIATION            DEPRECIATION              (DEPRECIATION)

CENTURY FUND                                 $11,386                  $1,235                    $216                      $1,019
CLIMATE CHANGE FUND                            3,913                     162                      31                         131
CONVERGENCE FUND                               5,220                     671                     308                         363
DIVIDEND FUND                                  4,634                     672                     158                         514
ENERGY FUND                                    3,560                   2,161                       3                       2,158
EQUITY INCOME FUND                             5,307                     679                     175                         504
FASCIANO FUND                                313,759                  76,580                   5,430                      71,150
FOCUS FUND                                 1,017,507                 181,300                   8,034                     173,266
GENESIS FUND                               7,880,962               4,903,933                 249,391                   4,654,542
GLOBAL REAL ESTATE FUND                        9,709                     153                   1,008                       (855)
GUARDIAN FUND                              1,220,475                 341,246                  34,241                     307,005
INTERNATIONAL FUND                           943,428                 213,858                  77,813                     136,045
INTERNATIONAL INSTITUTIONAL FUND             477,421                  80,826                  39,892                      40,934
INTERNATIONAL LARGE CAP FUND                 190,125                  13,455                  10,196                       3,259
LARGE CAP DISCIPLINED GROWTH FUND              8,013                     242                     129                         113
MID CAP GROWTH FUND                          425,904                 127,630                   6,765                     120,865
PARTNERS FUND                              3,687,488               1,329,472                 181,467                   1,148,005
REAL ESTATE FUND                              75,626                     398                   1,060                       (662)
REGENCY FUND                                 128,949                  28,406                   7,393                      21,013
RESEARCH OPPORTUNITIES FUND                    5,097                     413                     129                         284
SELECT EQUITIES FUND                           5,839                     308                      35                         273
SMALL AND MID CAP GROWTH FUND                  7,319                   1,147                      95                       1,052
SMALL CAP GROWTH FUND                        256,702                  34,523                   1,516                      33,007
SOCIALLY RESPONSIVE FUND                   1,121,342                 194,079                  35,866                     158,213

(*)  Security did not produce income during the last twelve months.

(E)    All or a portion of this security is on loan.

(^)    Affiliated issuer.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(FF) For Neuberger Berman Equity Income Fund, the following securities were held in escrow at May 31, 2008, to cover the below listed outstanding call options written:

     NUMBER OF                                     MARKET VALUE
      SHARES       SECURITIES AND OPTIONS            OF OPTIONS

       1,800       Exelon Corp.
                   July 2008 @ 90                       $ 5,000
       2,300       Fording Canadian Coal Trust
                   September 2008 @ 85                   14,000
       1,300       ONEOK, Inc.
                   October 2008 @ 55                      1,000
       1,000       Sempra Energy
                   July 2008 @ 70                             0
       3,700       World Wrestling Federation
                   July 2008 @ 20                             0

                   Total                               $ 20,000

(OO) All or a portion of this security is segregated in connection with obligations for security lending.





For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By: /s/ Peter E. Sundman
    -----------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: July 30, 2008


By:  /s/ John M. McGovern
    -----------------------------
    John M. McGovern
    Treasurer and Principal Financial
      and Accounting Officer

Date: July 25, 2008